PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 88.8%
Asset-Backed Securities 23.9%
Automobiles 1.2%
AmeriCredit Automobile Receivables Trust, Series 2020-02, Class D	2.130%	03/18/26		500	$502,977
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-01A, Class A, 144A	2.330	08/20/26		2,400	2,425,967
Series 2020-02A, Class A, 144A	2.020	02/20/27		1,100	1,097,449

CarMax Auto Owner Trust, Series 2021-02, Class D	1.550	10/15/27		3,700	3,646,933
Exeter Automobile Receivables Trust,
Series 2020-03A, Class C	1.320	07/15/25		500	501,263
Series 2020-03A, Class D	1.730	07/15/26		400	400,867
Ford Auto Securitization Trust (Canada),
Series 2020-AA, Class B, 144A	1.872	06/15/26	CAD	200	154,673
Series 2020-AA, Class C, 144A	2.763	04/15/28	CAD	200	156,633

Ford Credit Auto Owner Trust, Series 2021-01, Class C, 144A	1.910	10/17/33		1,400	1,371,127
Hertz Vehicle Financing III LLC, Series 2022-01A, Class C, 144A	2.630	06/25/26		500	498,292
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A	1.680	12/27/27		5,200	5,041,973
Series 2021-02A, Class B, 144A	2.120	12/27/27		500	489,136
Hertz Vehicle Financing LLC,
Series 2021-01A, Class C, 144A	2.050	12/26/25		300	295,208
Series 2022-02A, Class B, 144A	2.650	06/26/28		1,000	997,485
JPMorgan Chase Bank, NA,
Series 2020-01, Class R, 144A	33.784	01/25/28		756	856,937
Series 2020-02, Class F, 144A	5.763	02/25/28		800	818,972
Series 2020-02, Class R, 144A	31.355	02/25/28		572	629,963
Series 2021-01, Class E, 144A	2.365	09/25/28		418	415,504
Series 2021-01, Class F, 144A	4.280	09/25/28		600	593,672
Series 2021-02, Class D, 144A	1.138	12/26/28		1,587	1,574,706
Series 2021-02, Class E, 144A	2.280	12/26/28		1,139	1,131,245
Series 2021-03, Class E, 144A	2.102	02/26/29		779	770,839
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27		4,000	4,184,628
Series 2019-01A, Class B, 144A	3.950	11/14/28		900	948,022

Santander Bank Auto Credit-Line, Series 2021-01A, Class C, 144A	3.268	12/15/31		855	851,500
Santander Drive Auto Receivables Trust,
Series 2020-02, Class D	2.220	09/15/26		600	605,448

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Automobiles (cont’d.)
Santander Drive Auto Receivables Trust, (cont’d.)
Series 2020-03, Class D	1.640%	11/16/26		2,400	$2,403,663
Series 2021-01, Class D	1.130	11/16/26		6,200	6,141,551
					39,506,633
Collateralized Loan Obligations 20.5%
Anchorage Capital Europe CLO DAC (Ireland), Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)	0.870(c)	04/25/34	EUR	5,250	5,884,350
Anchorage Credit Opportunities CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)	2.204(c)	01/20/32		5,750	5,757,675
Armada Euro CLO DAC (Ireland),
Series 02A, Class A1, 144A, 3 Month EURIBOR + 0.760% (Cap N/A, Floor 0.760%)	0.760(c)	11/15/31	EUR	1,500	1,687,597
Series 02A, Class A3, 144A	1.500	11/15/31	EUR	500	561,744

Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2021-16A, Class A, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 1.270%)	1.524(c)	01/20/34		5,000	5,005,955
Bain Capital Euro CLO DAC (Ireland), Series 2020-01A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.100(c)	01/24/33	EUR	10,000	11,240,626
Balboa Bay Loan Funding Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	1.374(c)	01/20/32		15,000	14,999,986
Battalion CLO Ltd.,
Series 2018-12A, Class B2R, 144A, 3 Month LIBOR + 2.080% (Cap N/A, Floor 2.080%)	2.238(c)	05/17/31		10,000	10,006,701
Series 2019-16A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	1.374(c)	12/19/32		9,000	8,996,278

Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2019-18A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	1.411(c)	10/15/34		25,000	25,008,980
BlueMountain CLO Ltd. (Cayman Islands), Series 2016-02A, Class A1R2, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	1.280(c)	08/20/32		26,500	26,494,835
BNPP AM Euro CLO DAC (Ireland), Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)	0.600(c)	04/15/31	EUR	7,500	8,386,971

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.591%(c)	01/17/28		1,000	$1,000,518
Carlyle Euro CLO DAC (Ireland),
Series 2019-01A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	03/15/32	EUR	4,500	5,031,106
Series 2019-01A, Class A2RA, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	1.650(c)	03/15/32	EUR	17,450	19,585,900

Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)	1.211(c)	04/17/31		2,492	2,490,409
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	1.421(c)	01/15/30		1,250	1,250,056
Series 2019-04A, Class A11, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)	1.571(c)	01/15/33		16,750	16,752,734
Series 2021-11A, Class A, 144A, 3 Month LIBOR + 1.095% (Cap N/A, Floor 1.095%)	1.348(c)	01/25/33		30,000	30,015,120

Cathedral Lake Ltd. (Cayman Islands), Series 2021-08A, Class A1, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 1.220%)	1.324(c)	01/20/35		9,500	9,500,820
CBAM Ltd. (Cayman Islands), Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	1.434(c)	07/20/34		10,000	9,999,986
CIFC European Funding CLO DAC (Ireland), Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.050(c)	01/15/34	EUR	13,000	14,620,543
CIFC Funding Ltd. (Cayman Islands), Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.441(c)	10/17/31		9,750	9,750,273
CVC Cordatus Loan Fund DAC (Ireland),
Series 03A, Class A2RR, 144A	1.750	08/15/32	EUR	2,300	2,584,530
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	0.850(c)	05/22/32	EUR	20,000	22,396,187
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)	1.471(c)	10/15/29		490	490,429
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	1.521(c)	07/15/29		247	246,496
Series 2017-06A, Class A2, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 0.000%)	1.691(c)	07/15/29		6,575	6,570,857

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Elevation CLO Ltd. (Cayman Islands), (cont’d.)
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	1.461%(c)	07/15/30		750	$750,231
Series 2021-14A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.319(c)	10/20/34		4,000	3,998,760
Series 2021-14A, Class B, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)	1.869(c)	10/20/34		6,750	6,747,566

Ellington CLO Ltd. (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	1.856(c)	02/15/29		3,017	3,017,730
Generate CLO Ltd. (Cayman Islands), Series 02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	1.409(c)	01/22/31		750	749,999
Golub Capital Partners CLO Ltd. (Cayman Islands),
Series 2020-50A, Class A, 144A, 3 Month LIBOR + 1.550% (Cap N/A, Floor 1.550%)	1.804(c)	10/20/31		7,500	7,508,854
Series 2020-50A, Class B, 144A, 3 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)	2.454(c)	10/20/31		9,250	9,256,528

Greenwood Park CLO Ltd. (Cayman Islands), Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)	1.251(c)	04/15/31		2,500	2,498,645
Greywolf CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	1.434(c)	10/20/31		5,000	4,998,465
Henley CLO DAC (Ireland), Series 3A, Class AR, 144A, 3 Month EURIBOR + 0.970% (Cap N/A, Floor 0.970%)	0.970(c)	12/25/35	EUR	5,250	5,901,834
HPS Loan Management Ltd. (Cayman Islands),
Series 15A-19, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	1.579(c)	07/22/32		5,000	5,000,004
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)	1.140(c)	02/05/31		248	248,119

ICG US CLO Ltd. (Cayman Islands), Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.154(c)	04/25/31		3,491	3,488,710
Invesco Euro CLO DAC (Ireland), Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)	0.650(c)	07/15/31	EUR	10,000	11,204,834
Jamestown CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)	1.724(c)	04/20/32		2,250	2,251,027

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	1.421%(c)	01/15/31		1,250	$1,249,686
Series 30A, Class A1R, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	1.261(c)	10/17/31		17,250	17,249,990
Madison Park Funding Ltd. (Cayman Islands),
Series 2015-18A, Class ARR, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)	1.195(c)	10/21/30		17,000	17,004,384
Series 2021-59A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	1.385(c)	01/18/34		15,000	15,009,594

MF1 Ltd. (Cayman Islands), Series 2022-FL08, Class A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)	1.400(c)	02/19/37		3,900	3,899,999
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	1.375(c)	04/21/31		1,334	1,333,998
Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	1.810(c)	02/20/31		1,500	1,499,343
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.121(c)	10/12/30		6,500	6,499,837
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	1.361(c)	07/15/31		5,000	4,996,246

Northwoods Capital Ltd. (Cayman Islands), Series 2017-15A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)	1.424(c)	06/20/34		13,995	13,999,404
OAK Hill European Credit Partners Designated Activity Co. (Ireland), Series 2016-05A, Class ARR, 144A, 3 Month EURIBOR + 0.980% (Cap N/A, Floor 0.980%)	0.980(c)	01/21/35	EUR	9,000	10,077,087
OCP CLO Ltd. (Cayman Islands), Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	1.347(c)	04/26/31		5,000	4,998,678
Octagon Investment Partners 45 Ltd. (Cayman Islands), Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)	1.571(c)	10/15/32		4,000	4,002,000
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)	1.321(c)	04/17/31		19,458	19,418,840
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.549(c)	10/30/30		989	989,950

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)	1.396%(c)	02/14/34		10,000	$10,005,724
Series 2018-01A, Class A1AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.254(c)	10/20/31		9,000	8,995,501
Series 2019-02A, Class A1R, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	1.421(c)	10/15/34		15,000	14,991,412

Providus CLO DAC (Ireland), Series 2A, Class B1R, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	1.650(c)	07/15/31	EUR	5,875	6,594,767
Regatta Funding Ltd. (Cayman Islands), Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.491(c)	10/17/30		500	500,033
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	1.307(c)	10/20/34		15,000	15,001,318
Series 2021-03A, Class B, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)	1.877(c)	10/20/34		8,925	8,925,402

Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)	1.433(c)	07/25/31		500	500,001
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	1.244(c)	05/07/31		3,000	2,999,168
Series 2017-11A, Class AR, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 0.000%)	1.246(c)	08/15/30		10,000	9,995,642

Signal Peak CLO Ltd. (Cayman Islands), Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	1.368(c)	04/25/31		4,000	3,998,948
Silver Creek CLO Ltd. (Cayman Islands), Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	1.494(c)	07/20/30		460	459,714
Sound Point CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.337(c)	01/26/31		4,526	4,524,887
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)	0.830(c)	04/25/30	EUR	6,000	6,719,575
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)	0.710(c)	02/20/30	EUR	19,983	22,402,613

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	1.316%(c)	10/29/34		7,250	$7,250,017
Series 2019-02A, Class A1A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)	1.594(c)	10/20/32		6,000	6,004,176

Telos CLO Ltd. (Cayman Islands), Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	1.481(c)	01/17/30		1,487	1,485,377
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)	1.414(c)	07/20/34		15,000	14,991,681
Toro European CLO DAC (Ireland), Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)	0.990(c)	07/25/34	EUR	13,500	15,143,501
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 1.260%)	1.501(c)	01/15/32		3,250	3,250,323
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880% (Cap N/A, Floor 0.000%)	1.121(c)	07/15/27		44	43,825
Series 2017-28AA, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)	1.210(c)	10/20/34		14,500	14,499,942

Voya CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1AR, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	1.451(c)	10/15/30		2,241	2,240,864
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.391(c)	01/17/31		1,000	1,000,048
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.341(c)	07/17/31		5,000	5,005,149
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.454(c)	10/20/31		3,000	3,000,298
Series 2018-03A, Class A1A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.504(c)	01/20/32		2,750	2,750,608
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	1.252(c)	07/20/32		17,625	17,624,977

Wind River CLO Ltd. (Cayman Islands), Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)	1.451(c)	10/15/34		4,500	4,500,006

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	1.531%(c)	04/15/30		733	$728,797
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)	1.454(c)	07/20/31		4,851	4,848,629
					687,150,927
Consumer Loans 0.7%
Fairstone Financial Issuance Trust (Canada), Series 2020-01A, Class A, 144A	2.509	10/20/39	CAD	700	547,158
Lending Funding Trust, Series 2020-02A, Class A, 144A	2.320	04/21/31		600	593,707
Lendmark Funding Trust,
Series 2019-01A, Class A, 144A	3.000	12/20/27		2,400	2,417,761
Series 2019-02A, Class A, 144A	2.780	04/20/28		1,400	1,414,992
Series 2021-01A, Class A, 144A	1.900	11/20/31		5,000	4,874,897
Series 2021-01A, Class B, 144A	2.470	11/20/31		200	197,794
Series 2021-01A, Class C, 144A	3.410	11/20/31		100	99,669
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A	2.960	07/20/32		800	807,178
Series 2020-AA, Class A, 144A	2.190	08/21/34		900	901,475
OneMain Financial Issuance Trust,
Series 2018-01A, Class A, 144A	3.300	03/14/29		88	88,318
Series 2020-01A, Class A, 144A	3.840	05/14/32		1,600	1,630,217
Series 2020-02A, Class A, 144A	1.750	09/14/35		2,400	2,362,876

Oportun Funding LLC, Series 2020-01, Class A, 144A	2.200	05/15/24		162	161,692
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A	3.080	08/08/25		1,700	1,713,297
Series 2019-A, Class D, 144A	6.220	08/08/25		1,800	1,820,974
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A	1.210	03/08/28		1,500	1,467,741
Series 2021-A, Class B, 144A	1.760	03/08/28		600	595,086
					21,694,832
Credit Cards 0.2%
Newday Funding Master Issuer PLC (United Kingdom),
Series 2021-01A, Class A1, 144A, SONIA + 0.970% (Cap N/A, Floor 0.000%)	1.127(c)	03/15/29	GBP	1,800	2,429,529

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Credit Cards (cont’d.)
Newday Funding Master Issuer PLC (United Kingdom), (cont’d.)
Series 2021-01A, Class A2, 144A, SOFR + 1.100% (Cap N/A, Floor 0.000%)	1.150%(c)	03/15/29		1,700	$1,706,086

Newday Partnership Funding PLC (United Kingdom), Series 2020-01A, Class A3, 144A, SONIA + 1.400% (Cap N/A, Floor 0.000%)	1.639(c)	11/15/28	GBP	2,840	3,858,749
					7,994,364
Home Equity Loans 0.1%
Asset-Backed Funding Certificate Trust, Series 2003-AHL01, Class A1	4.184	03/25/33		50	50,293
Bear Stearns Asset-Backed Securities Trust, Series 2003-02, Class A3, 1 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)	1.608(c)	03/25/43		150	150,077
Home Equity Asset Trust, Series 2003-08, Class M1, 1 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	1.188(c)	04/25/34		288	288,904
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class A3, 1 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)	1.148(c)	10/25/33		1,054	1,051,498
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	1.128(c)	10/25/33		103	103,180

RAMP Trust, Series 2005-EFC03, Class M5, 1 Month LIBOR + 0.640% (Cap 14.000%, Floor 0.640%)	1.068(c)	08/25/35		594	593,739
					2,237,691
Other 0.3%
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)	2.458(c)	04/25/23		1,820	1,810,286
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	2.908(c)	06/25/24		8,640	8,624,902
					10,435,188
Residential Mortgage-Backed Securities 0.4%
Countrywide Asset-Backed Certificates, Series 2003-BC02, Class 2A1, 1 Month LIBOR + 0.600% (Cap 13.875%, Floor 0.600%)	0.708(c)	06/25/33		121	118,818

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Countrywide Asset-Backed Certificates Trust, Series 2004-04, Class 1A, 1 Month LIBOR + 0.420% (Cap N/A, Floor 0.420%)	0.528%(c)	08/25/34		1,045	$999,906
Credit Suisse Mortgage Trust, Series 2020-11R, Class 1A1, 144A, 1 Month LIBOR + 2.150%	2.258(c)	04/25/38		1,849	1,873,506
European Residential Loan Securitisation (Ireland), Series 2021-NPLA, Class A1, 144A	0.000(cc)	11/25/60	EUR	2,600	2,884,029
Legacy Mortgage Asset Trust,
Series 2019-GS02, Class A1, 144A	3.750	01/25/59		650	650,637
Series 2019-GS04, Class A1, 144A	3.438	05/25/59		1,293	1,293,467

Mill City Mortgage Loan Trust, Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62		410	414,945
Rathlin Residential DAC (Ireland), Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000%	1.432(c)	09/27/75	EUR	3,882	4,301,106
Structured Asset Investment Loan Trust, Series 2003-BC02, Class A3, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	0.808(c)	04/25/33		52	51,391
TFS (Spain), Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%	3.000(c)	04/16/23	EUR	2,203	2,227,698
					14,815,503
Student Loans 0.5%
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000	02/25/43		1,440	492,541
Series 2018-C, Class A, 144A	0.000(cc)	08/25/43		780	793,627
Series 2018-D, Class A, 144A	0.000(cc)	11/25/43		1,335	1,367,079
Series 2019-A, Class R, 144A	0.000	10/25/48		1,866	360,900
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A	0.000(cc)	12/15/45		3,156	3,228,809
Series 2019-D, Class 1PT, 144A	2.900(cc)	01/16/46		2,905	2,963,762
Series 2019-F, Class PT1, 144A	3.932(cc)	02/15/45		3,422	3,451,660

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Student Loans (cont’d.)

SoFi RR Funding II Trust, Series 2019-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.358%(c)	11/29/24	2,611	$2,611,303
SoFi RR Funding III Trust, Series 2020-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 3.750%)	1.358(c)	11/29/24	1,203	1,203,206
				16,472,887

Total Asset-Backed Securities (cost $810,302,518)				800,308,025
Bank Loans 1.6%
Airlines 0.0%
United Airlines, Inc., Class B Term Loan, 3 Month LIBOR + 3.750%	4.500(c)	04/21/28	720	719,450
Auto Parts & Equipment 0.3%
Tenneco, Inc., Tranche A Term Loan, 3 Month LIBOR + 1.750%	1.837(c)	09/29/23	8,754	8,679,756
Chemicals 0.0%
Axalta Coating Systems U.S. Holdings, Inc., Term B-3 Dollar Loan, 3 Month LIBOR + 1.750%	1.974(c)	06/01/24	692	689,269
Starfruit Finco BV (Netherlands), Initial Dollar Term Loan, 1 Month LIBOR + 3.000%	3.105(c)	10/01/25	351	348,685
				1,037,954
Commercial Services 0.0%
Adtalem Global Education, Inc., Term B Loan, 1 Month LIBOR + 4.500%	5.250(c)	08/12/28	1,400	1,399,125
Computers 0.1%
McAfee LLC, Term B USD Loan, 1 Month LIBOR + 3.750%	3.859(c)	09/30/24	658	656,613
Peraton Corp., First Lien Term B Loan, 1 Month LIBOR + 3.750%	4.500(c)	02/01/28	2,382	2,378,279
				3,034,892

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Insurance 0.1%
AmWINS Group, Inc., Term Loan, 1 Month LIBOR + 2.250%	3.000%(c)	02/19/28	369	$366,143
Asurion LLC,
New B-7 Term Loan, 1 Month LIBOR + 3.000%	3.105(c)	11/03/24	960	954,951
New B-9 Term Loan, 1 Month LIBOR + 3.250%	3.355(c)	07/31/27	695	690,118
				2,011,212
Machinery-Construction & Mining 0.0%
Vertiv Group Corp., Term B Loan, 1 Month LIBOR + 2.750%	2.852(c)	03/02/27	716	711,584
Media 0.2%
CSC Holdings LLC,
2017 Refinancing Term Loan, 1 Month LIBOR + 2.250%	2.356(c)	07/17/25	693	681,181
September 2019 Term Loan, 1 Month LIBOR + 2.500%	2.606(c)	04/15/27	3,786	3,740,386

Diamond Sports Group LLC, Term Loan, 1 Month LIBOR + 3.250%	3.360(c)	08/24/26	1,072	432,922
iHeartCommunications, Inc., New Term Loan, 1 Month LIBOR + 3.000%	3.105(c)	05/01/26	627	623,477
				5,477,966
Oil & Gas 0.0%
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	10.000(c)	11/01/25	1,317	1,418,244
Pharmaceuticals 0.2%
Change Healthcare Holdings LLC, Closing Date Term Loan, 1 Month LIBOR + 2.500%	3.500(c)	03/01/24	5,209	5,202,176
Real Estate Investment Trusts (REITs) 0.0%
Blackstone Mortgage Trust, Inc., Term Loan, 1 Month LIBOR + 2.250%	2.355(c)	04/23/26	995	983,216

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
Retail 0.2%
EG Group Ltd. (United Kingdom), Additional Second Lien Loan Facility, 3 Month EURIBOR + 7.000% (Cap N/A, Floor 0.000%)	7.000%(c)	04/30/27	EUR	7,000	$7,883,811
Software 0.1%
Dun & Bradstreet Corp., Term Loan B, 1 Month LIBOR + 3.250%	3.358(c)	02/06/26		2,148	2,137,547
Telecommunications 0.4%
CenturyLink, Inc., Term B Loan, 1 Month LIBOR + 2.250%	2.355(c)	03/15/27		830	816,079
Digicel International Finance Ltd. (Saint Lucia), First Lien Initial Term B Loan, 1 - 6 Month LIBOR + 3.250%	3.500(c)	05/27/24		2,598	2,529,681
Intelsat Jackson Holdings SA (Luxembourg),
DIP Term Loan, 3 Month LIBOR + 4.750%	5.750(c)	07/13/22		2,954	2,954,167
Term Loan	—(p)	02/01/29		7,115	7,075,028
West Corp.,
Incremental B1 Term Loan, 3 Month LIBOR + 3.500%	4.500(c)	10/10/24		443	411,802
Initial Term B Loan, 3 Month LIBOR + 4.000%	5.000(c)	10/10/24		665	621,353
					14,408,110

Total Bank Loans (cost $55,803,893)					55,105,043
Commercial Mortgage-Backed Securities 9.9%
Arbor Multifamily Mortgage Securities Trust, Series 2021-MF02, Class A4, 144A	2.252	06/15/54		18,000	17,569,186
BANK,
Series 2017-BNK05, Class A4	3.131	06/15/60		1,000	1,035,462
Series 2017-BNK06, Class A4	3.254	07/15/60		230	239,369
Series 2018-BN10, Class A4	3.428	02/15/61		4,800	5,011,228
Series 2019-BN17, Class A3	3.456	04/15/52		4,200	4,418,035
Series 2019-BN18, Class A3	3.325	05/15/62		1,800	1,888,911
Series 2019-BN24, Class A2	2.707	11/15/62		3,500	3,518,846
Series 2020-BN25, Class A3	2.391	01/15/63		9,933	9,946,627
Series 2020-BN29, Class A3	1.742	11/15/53		2,000	1,880,962
Series 2021-BN33, Class A4	2.270	05/15/64		10,400	10,200,878

Barclays Commercial Mortgage Securities Trust, Series 2018-TALL, Class D, 144A, 1 Month LIBOR + 1.449% (Cap N/A, Floor 1.449%)	1.555(c)	03/15/37		4,500	4,286,488

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

Barclays Commercial Mortgage Trust, Series 2019-C05, Class A3	2.805%	11/15/52	6,100	$6,178,881
BBCCRE Trust, Series 2015-GTP, Class A, 144A	3.966	08/10/33	7,425	7,783,789
Benchmark Mortgage Trust,
Series 2018-B08, Class A4	3.963	01/15/52	780	835,081
Series 2019-B10, Class A3	3.455	03/15/62	3,100	3,255,215
Series 2020-B17, Class A4	2.042	03/15/53	3,400	3,283,317
Series 2020-B21, Class A4	1.704	12/17/53	2,000	1,862,458
Series 2020-B22, Class XB, IO, 144A	0.993(cc)	01/15/54	62,848	4,676,620
Series 2021-B26, Class A4	2.295	06/15/54	10,600	10,427,112
BX Commercial Mortgage Trust,
Series 2018-BIOA, Class E, 144A, 1 Month LIBOR + 1.951% (Cap N/A, Floor 1.978%)	2.057(c)	03/15/37	11,393	11,322,111
Series 2018-IND, Class G, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)	2.156(c)	11/15/35	1,890	1,882,798
Series 2019-XL, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.106(c)	10/15/36	1,785	1,773,913
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)	2.406(c)	10/15/36	6,545	6,462,936
Series 2020-BXLP, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.106(c)	12/15/36	7,893	7,833,183
BX Trust,
Series 2022-LBA06, Class E, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	2.758(c)	01/15/39	13,400	13,400,000
Series 2022-VAMF, Class E, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	2.760(c)	01/15/39	5,700	5,684,008

BX TRUST, Series 2021-LGCY, Class F, 144A, 1 Month LIBOR + 1.949% (Cap N/A, Floor 1.949%)	2.055(c)	10/15/23	11,000	10,879,060
CD Mortgage Trust,
Series 2017-CD04, Class A3	3.248	05/10/50	600	624,793
Series 2017-CD05, Class A3	3.171	08/15/50	800	822,762
Series 2017-CD06, Class A4	3.190	11/13/50	1,650	1,697,838

CFCRE Commercial Mortgage Trust, Series 2016-C07, Class A2	3.585	12/10/54	1,734	1,803,188
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4	3.575	05/10/47	65	66,930
Series 2016-C02, Class A3	2.575	08/10/49	3,000	3,031,527
Series 2017-C04, Class A3	3.209	10/12/50	1,150	1,185,396
Series 2017-P07, Class XC, IO	0.326(cc)	04/14/50	16,000	223,214
Series 2017-P08, Class A3	3.203	09/15/50	1,600	1,654,974

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Citigroup Commercial Mortgage Trust, (cont’d.)
Series 2018-C06, Class A3	4.145%	11/10/51	4,300	$4,683,262
Series 2019-GC43, Class A3	2.782	11/10/52	10,000	10,145,291
Series 2019-SMRT, Class D, 144A	4.745(cc)	01/10/36	400	411,405
CityLine Commercial Mortgage Trust,
Series 2016-CLNE, Class B, 144A	2.778(cc)	11/10/31	300	301,477
Series 2016-CLNE, Class C, 144A	2.778(cc)	11/10/31	100	100,045

Cold Storage Trust, Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.833%)	2.872(c)	11/15/37	2,212	2,207,518
Commercial Mortgage Trust,
Series 2012-CR01, Class XA, IO	1.888(cc)	05/15/45	502	1
Series 2014-CR15, Class XB, IO, 144A	0.024(cc)	02/10/47	157,461	60,654
Series 2016-COR01, Class A3	2.826	10/10/49	693	702,047
Series 2017-COR02, Class A2	3.239	09/10/50	1,503	1,545,024

Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.256(c)	05/15/36	3,300	3,296,882
Credit Suisse Mortgage Trust, Series 2016-NXSR, Class A4	3.795(cc)	12/15/49	3,407	3,608,656
CSAIL Commercial Mortgage Trust,
Series 2018-CX12, Class A3	3.959	08/15/51	1,900	2,035,282
Series 2019-C15, Class A3	3.779	03/15/52	6,000	6,395,377

DBWF Mortgage Trust, Series 2016-85T, Class D, 144A	3.808(cc)	12/10/36	200	199,884
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4	2.632	08/10/49	400	406,798
Series 2017-C06, Class A4	3.071	06/10/50	600	617,801

Eleven Madison Mortgage Trust, Series 2015-11MD, Class C, 144A	3.555(cc)	09/10/35	250	252,508
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0020, Class X1, IO	1.333(cc)	05/25/22	1,294	1,628
Series K0025, Class X1, IO	0.778(cc)	10/25/22	5,840	25,017
Series K0069, Class X1, IO	0.362(cc)	09/25/27	6,808	130,737
Series K0090, Class X1, IO	0.705(cc)	02/25/29	99,890	4,617,122
Series K0093, Class X1, IO	0.952(cc)	05/25/29	13,134	795,326
Series K0097, Class X1, IO	1.090(cc)	07/25/29	17,966	1,292,899
Series K0101, Class X1, IO	0.835(cc)	10/25/29	19,018	1,076,643
Series K0122, Class X1, IO	0.883(cc)	11/25/30	37,640	2,487,010
Series K0735, Class X1, IO	0.957(cc)	05/25/26	8,497	306,015
Series K1513, Class X1, IO	0.860(cc)	08/25/34	30,872	2,491,036
Series Q001, Class XA, IO	2.140(cc)	02/25/32	14,381	1,428,054

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)

Greystone Commercial Capital Trust, Series 2021-03, Class A, 144A, 1 Month LIBOR + 2.230% (Cap N/A, Floor 2.230%)^	2.355%(c)	08/17/23		8,500	$8,500,000
GS Mortgage Securities Trust,
Series 2014-GC20, Class XB, IO	0.427(cc)	04/10/47		15,000	133,898
Series 2017-GS06, Class A2	3.164	05/10/50		690	709,210
Series 2017-GS07, Class A3	3.167	08/10/50		1,180	1,223,190
Series 2017-GS08, Class A3	3.205	11/10/50		1,400	1,454,934
Series 2019-GC38, Class A3	3.703	02/10/52		6,400	6,810,273
IMT Trust,
Series 2017-APTS, Class AFX, 144A	3.478	06/15/34		140	143,926
Series 2017-APTS, Class XFLC, IO, 144A	0.000(cc)	06/15/34		144,565	318
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A5	3.672	11/15/47		1,400	1,459,805
Series 2015-C29, Class A4	3.611	05/15/48		1,890	1,970,193
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4	3.414	03/15/50		4,150	4,248,959
Series 2017-C07, Class A4	3.147	10/15/50		1,100	1,133,267

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31		10,600	10,689,563
Merit 2020, Series 2022-MHIL, Class E, 144A, 30 Day Average SOFR + 2.611% (Cap N/A, Floor 2.611%)	2.661(c)	01/15/27		3,200	3,182,060
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C20, Class A3	2.988	02/15/48		926	943,127
Series 2016-C029, Class A3	3.058	05/15/49		2,536	2,596,112
Series 2016-C30, Class A4	2.600	09/15/49		6,400	6,455,354
Series 2017-C33, Class A4	3.337	05/15/50		1,200	1,245,849
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A3	3.540	12/15/48		4,351	4,525,612
Series 2017-H01, Class A4	3.259	06/15/50		1,100	1,139,799
Series 2017-HR02, Class A3	3.330	12/15/50		2,000	2,069,777
Series 2018-H04, Class A3	4.043	12/15/51		1,500	1,625,154
Series 2019-H06, Class A3	3.158	06/15/52		1,600	1,646,907
Series 2019-MEAD, Class E, 144A	3.177(cc)	11/10/36		800	755,663
Series 2021-L07, Class A4	2.322	10/15/54		11,000	10,745,396

Natixis Commercial Mortgage Securities Trust, Series 2019-LVL, Class A, 144A	3.885	08/15/38		4,750	5,049,459
Salus European Loan Conduit DAC (United Kingdom), Series 33A, Class A, 144A, 3 Month GBP LIBOR + 1.500% (Cap 6.500%, Floor 1.500%)	2.069(c)	01/23/29	GBP	2,000	2,704,095

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3	3.225%	08/15/50	820	$843,686
Series 2017-C07, Class A3	3.418	12/15/50	2,100	2,190,678
Series 2018-C08, Class A3	3.720	02/15/51	2,700	2,888,913
Series 2018-C10, Class A3	4.048	05/15/51	1,400	1,505,323
Series 2018-C14, Class A3	4.180	12/15/51	3,250	3,476,987
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC24, Class A3	2.684	10/15/49	1,500	1,514,166
Series 2017-C39, Class A4	3.157	09/15/50	1,400	1,427,632
Series 2017-C40, Class A3	3.317	10/15/50	350	363,164
Series 2017-RB01, Class A4	3.374	03/15/50	738	774,758
Series 2018-C43, Class XB, IO	0.358(cc)	03/15/51	51,500	999,110
Series 2018-C46, Class XB, IO	0.379(cc)	08/15/51	104,789	2,369,112
Series 2020-C56, Class A4	2.194	06/15/53	3,300	3,219,626
Series 2021-FCMT, Class E, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 4.500%)	4.606(c)	05/15/31	7,000	6,999,999

Total Commercial Mortgage-Backed Securities (cost $329,868,101)				332,003,549
Corporate Bonds 31.6%
Aerospace & Defense 1.1%
Boeing Co. (The),
Sr. Unsec’d. Notes	1.433	02/04/24	11,940	11,834,748
Sr. Unsec’d. Notes(a)	3.625	02/01/31	3,940	4,047,496
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	2,175	2,210,451
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	1,675	1,695,557
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	10,475	10,611,171

Teledyne Technologies, Inc., Gtd. Notes	2.750	04/01/31	6,825	6,687,934
				37,087,357
Airlines 0.2%
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	3,030	3,384,909
United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	10/11/27	103	106,303
United Airlines, Inc., Sr. Sec’d. Notes, 144A	4.375	04/15/26	2,370	2,353,267
				5,844,479

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Apparel 0.2%
William Carter Co. (The), Gtd. Notes, 144A	5.500%	05/15/25	5,030	$5,210,269
Auto Manufacturers 0.9%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.900	02/16/28	575	548,487
Sr. Unsec’d. Notes	3.350	11/01/22	7,665	7,719,861

General Motors Co., Sr. Unsec’d. Notes	6.600	04/01/36	3,755	4,826,506
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes, SOFR + 1.200%	1.249(c)	11/17/23	8,310	8,404,326
Sr. Unsec’d. Notes	2.400	04/10/28	6,635	6,431,881

Toyota Motor Credit Corp., Sr. Unsec’d. Notes, EMTN	3.200(cc)	10/24/25	3,500	3,688,448
				31,619,509
Auto Parts & Equipment 0.1%
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750	04/15/25	1,700	1,733,579
Banks 6.9%
Banco do Brasil SA (Brazil), Sr. Unsec’d. Notes, 144A(a)	4.875	01/11/29	1,250	1,278,186
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%	1.358(c)	04/12/23	200	201,861
Sr. Unsec’d. Notes	1.849	03/25/26	600	584,230
Bank of America Corp.,
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)	2,420	2,380,756
Sr. Unsec’d. Notes	2.572(ff)	10/20/32	2,485	2,409,161
Sr. Unsec’d. Notes	2.592(ff)	04/29/31	8,630	8,444,276
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	2,780	2,721,202
Sr. Unsec’d. Notes	3.004(ff)	12/20/23	297	301,504
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	530	555,674
Sr. Unsec’d. Notes, MTN	1.898(ff)	07/23/31	1,665	1,542,619
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	1,615	1,570,286
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	1,350	1,380,140
Sr. Unsec’d. Notes, MTN	3.550(ff)	03/05/24	135	138,077
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	675	714,947
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	2,325	2,525,047
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	8,620	8,432,895
Sub. Notes, MTN	4.450	03/03/26	6,500	7,024,141

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Bank of America Corp., (cont’d.)
Sub. Notes, Series L, MTN	3.950%	04/21/25	300	$315,445

Bank of New York Mellon Corp. (The), Jr. Sub. Notes, Series F	4.625(ff)	09/20/26(oo)	125	129,230
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	3.932(ff)	05/07/25	1,400	1,453,741
Sr. Unsec’d. Notes	4.375	01/12/26	200	214,007
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	1.904(ff)	09/30/28	4,255	4,041,302
Sr. Unsec’d. Notes, 144A	2.871(ff)	04/19/32	4,415	4,296,018
Sr. Unsec’d. Notes, 144A	3.375	01/09/25	350	361,454
Sub. Notes, 144A, MTN	4.375	09/28/25	695	737,796

BPCE SA (France), Sr. Unsec’d. Notes, 144A	1.652(ff)	10/06/26	10,150	9,818,363
Citigroup, Inc.,
Jr. Sub. Notes	3.875(ff)	02/18/26(oo)	6,615	6,479,197
Jr. Sub. Notes, Series U	5.000(ff)	09/12/24(oo)	2,125	2,146,316
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	1,155	1,155,776
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	2,685	2,603,594
Sr. Unsec’d. Notes	3.200	10/21/26	2,495	2,586,019
Sr. Unsec’d. Notes	3.520(ff)	10/27/28	990	1,034,508
Sub. Notes	4.125	07/25/28	1,260	1,349,699
Sub. Notes	4.400	06/10/25	210	223,727
Sub. Notes(a)	4.450	09/29/27	6,500	7,068,401
Sub. Notes	4.600	03/09/26	165	178,868

Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	3.091(ff)	05/14/32	3,510	3,409,040
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	2.222(ff)	09/18/24	2,655	2,665,813
Sr. Unsec’d. Notes, Series D	5.000	02/14/22	750	751,006
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, 144A, MTN	3.125	09/06/23	1,000	1,029,948
Gov’t. Gtd. Notes, EMTN	2.750	09/16/25	2,000	2,071,760

Development Bank of Mongolia LLC (Mongolia), Sr. Unsec’d. Notes	7.250	10/23/23	2,800	2,933,893
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, 144A	1.625	10/16/24	500	502,188
Gov’t. Liquid Gtd. Notes, 144A, MTN	3.250	09/26/23	750	774,659
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26(oo)	3,095	3,025,057
Sr. Unsec’d. Notes	2.383(ff)	07/21/32	9,335	8,839,580
Sr. Unsec’d. Notes(a)	3.102(ff)	02/24/33	5,945	5,978,100

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Goldman Sachs Group, Inc. (The), (cont’d.)
Sr. Unsec’d. Notes	3.500%	01/23/25	515	$535,419
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	275	290,584
Sr. Unsec’d. Notes	3.850	01/26/27	800	844,152
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	1,075	1,160,394
Sr. Unsec’d. Notes, EMTN	2.500(cc)	11/26/22	2,000	2,022,930
Sr. Unsec’d. Notes, EMTN	3.500(cc)	05/31/24	2,244	2,343,049
Sr. Unsec’d. Notes, MTN	2.905(ff)	07/24/23	1,400	1,410,940
Sub. Notes	5.150	05/22/45	125	152,072

Grupo Aval Ltd. (Colombia), Gtd. Notes	4.750	09/26/22	406	410,084
ING Groep NV (Netherlands), Sr. Unsec’d. Notes	3.550	04/09/24	600	621,770
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000(ff)	08/01/24(oo)	1,515	1,541,968
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	2,260	2,249,029
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	3.769(c)	04/30/22(oo)	97	97,270
Jr. Sub. Notes, Series II	4.000(ff)	04/01/25(oo)	4,510	4,406,986
Sr. Unsec’d. Notes(a)	2.069(ff)	06/01/29	6,015	5,782,661
Sr. Unsec’d. Notes(a)	2.545(ff)	11/08/32	6,175	5,989,383
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	6,395	6,221,325
Sr. Unsec’d. Notes	2.963(ff)	01/25/33	2,690	2,706,206
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	375	391,707
Sr. Unsec’d. Notes	3.625	05/13/24	350	366,142
Sr. Unsec’d. Notes	3.782(ff)	02/01/28	4,500	4,764,254
Sr. Unsec’d. Notes	3.964(ff)	11/15/48	845	926,255
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	1,550	1,661,760
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	6,920	7,620,693
Sub. Notes	4.250	10/01/27	215	234,491

Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.750	01/11/27	800	845,255
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	3.407	03/07/24	1,930	1,996,760
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	7,920	7,475,653
Sr. Unsec’d. Notes, GMTN	3.750	02/25/23	390	401,495
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	4,280	4,541,628
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	1,150	1,271,894
Sr. Unsec’d. Notes, MTN	1.794(ff)	02/13/32	3,295	3,012,743
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	3,905	3,594,499
Sr. Unsec’d. Notes, MTN	2.511(ff)	10/20/32	1,680	1,624,870
Sr. Unsec’d. Notes, MTN	2.943(ff)	01/21/33	3,875	3,882,031

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Banks (cont’d.)
Morgan Stanley, (cont’d.)
Sr. Unsec’d. Notes, MTN	3.591%(ff)	07/22/28		640	$671,495
Sub. Notes, GMTN	4.350	09/08/26		5,505	5,951,844

PNC Bank NA, Sub. Notes	4.050	07/26/28		350	381,202
Texas Capital Bank NA, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	4.724(c)	09/30/24		13,350	13,332,141
UniCredit SpA (Italy), Sr. Unsec’d. Notes, 144A	2.569(ff)	09/22/26		1,180	1,157,349
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.068(ff)	04/30/41		3,050	2,960,375
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31		2,575	2,538,316
					230,770,581
Biotechnology 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	3.000	01/15/52		3,130	2,837,205
Baxalta, Inc., Gtd. Notes	4.000	06/23/25		925	978,463
					3,815,668
Building Materials 0.2%
JELD-WEN, Inc., Gtd. Notes, 144A	4.875	12/15/27		2,239	2,234,409
Masco Corp., Sr. Unsec’d. Notes	2.000	10/01/30		1,440	1,336,532
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.750	01/15/28		2,000	1,982,775
					5,553,716
Chemicals 0.9%
Ashland Services BV, Gtd. Notes	2.000	01/30/28	EUR	3,900	4,284,201
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes	1.125	09/22/24	EUR	1,400	1,576,804
Gtd. Notes	1.750	06/14/22	EUR	2,400	2,711,206

INEOS Quattro Finance 2 PLC (United Kingdom), Sr. Sec’d. Notes, 144A	2.500	01/15/26	EUR	4,400	4,733,095

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)

NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.875%	06/01/24	1,800	$1,840,500
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	4,435	4,511,796
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500	11/14/22	2,000	2,017,569
Sasol Financing USA LLC (South Africa),
Gtd. Notes	4.375	09/18/26	1,020	1,009,218
Gtd. Notes	5.875	03/27/24	3,060	3,155,148
Gtd. Notes	6.500	09/27/28	600	634,613

Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	3.450	08/01/25	85	88,823
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A (original cost $525,000; purchased 07/19/2019)(f)	10.500	08/01/24	525	349,133
Sr. Sec’d. Notes, 144A (original cost $126,835; purchased 02/01/2021)(f)	10.875	08/01/24	129	137,000

Westlake Chemical Corp., Sr. Unsec’d. Notes	2.875	08/15/41	1,650	1,510,791
WR Grace Holdings LLC, Sr. Sec’d. Notes, 144A	5.625	10/01/24	1,250	1,301,471
				29,861,368
Commercial Services 0.8%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26	1,125	1,155,851
Sr. Unsec’d. Notes, 144A(a)	6.000	06/01/29	1,800	1,710,000
Sr. Unsec’d. Notes, 144A	9.750	07/15/27	1,353	1,433,727
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28	1,000	962,286
Sr. Sec’d. Notes, 144A	4.625	06/01/28	1,925	1,824,789
Brink’s Co. (The),
Gtd. Notes, 144A	4.625	10/15/27	2,696	2,740,546
Gtd. Notes, 144A	5.500	07/15/25	1,000	1,035,251
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes	0.886	09/29/25	1,000	963,202
Sr. Unsec’d. Notes	2.849	03/03/22	2,000	2,002,747

Georgetown University (The), Unsec’d. Notes, Series A	5.215	10/01/2118	785	1,058,989

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

Loxam SAS (France), Sr. Sub. Notes	4.500%	04/15/27	EUR	2,000	$2,135,325
Nexi SpA (Italy), Sr. Unsec’d. Notes	2.125	04/30/29	EUR	5,890	6,314,297
Nielsen Co. Luxembourg Sarl (The), Gtd. Notes, 144A(a)	5.000	02/01/25		1,000	1,008,333
United Rentals North America, Inc., Gtd. Notes	5.500	05/15/27		2,088	2,160,770
University of Notre Dame du Lac, Unsec’d. Notes, Series 2017	3.394	02/15/48		400	441,577
					26,947,690
Computers 0.1%
Banff Merger Sub, Inc., Sr. Unsec’d. Notes	8.375	09/01/26	EUR	2,180	2,530,233
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Sec’d. Notes, 144A	5.750	06/01/25		1,967	2,036,837
					4,567,070
Distribution/Wholesale 0.2%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28		6,644	6,269,209
Diversified Financial Services 0.9%
CDP Financial, Inc. (Canada), Gtd. Notes, 144A	3.150	07/24/24		2,000	2,084,808
CPPIB Capital, Inc. (Canada), Gtd. Notes, 144A, MTN	2.750	11/02/27		250	261,829
Discover Financial Services, Sr. Unsec’d. Notes	5.200	04/27/22		400	404,242
Greystone Commercial Capital Trust,
Sr. Unsec’d. Notes, Series 1A-1, 144A, 1 Month LIBOR + 2.830% (Cap 0.000%, Floor 3.030%)^	3.030(c)	02/01/24		3,000	3,000,000
Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%^	2.376(c)	05/31/25		9,300	9,300,000

Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	6.000	01/15/27		425	440,954
Navient Solutions LLC, Sr. Unsec’d. Notes	1.015(s)	10/03/22		4,010	3,977,798

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
OneMain Finance Corp.,
Gtd. Notes	3.875%	09/15/28		800	$747,028
Gtd. Notes	6.125	03/15/24		1,775	1,859,212
Gtd. Notes	8.250	10/01/23		4,500	4,911,491

Ontario Teachers’ Finance Trust (Canada), Gtd. Notes, 144A	2.125	09/19/22		250	252,250
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28		200	230,920
Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	1,460	1,620,272

Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes	7.390	12/02/24		1,000	1,153,857
					30,244,661
Electric 1.3%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	5.250	06/01/26		494	503,496
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		1,300	1,230,751
Sr. Unsec’d. Notes, 144A(a)	5.000	02/01/31		1,950	1,847,593

Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Series C	4.300	12/01/56		25	27,968
ContourGlobal Power Holdings SA (Spain), Sr. Sec’d. Notes	4.125	08/01/25	EUR	1,900	2,137,763
Eskom Holdings SOC Ltd. (South Africa), Sr. Unsec’d. Notes, 144A	7.125	02/11/25		475	481,314
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	4.350	01/15/25		125	130,129
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series B, MTN	6.270	01/03/26		85	98,481
Local Gov’t. Gtd. Notes, Series B, MTN	8.400	03/28/25		500	596,400
Local Gov’t. Gtd. Notes, Series GQ	8.250	01/15/27		1,000	1,286,355
Local Gov’t. Gtd. Notes, Series HH	8.500	12/01/29		375	542,455
Local Gov’t. Gtd. Notes, Series IO	8.050	07/07/24		565	648,145
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28		320	348,110
Sr. Sec’d. Notes, 144A, Series 6	5.000	11/12/24		2,000	2,150,973

Monongahela Power Co., First Mortgage, 144A	4.100	04/15/24		425	442,456
Narragansett Electric Co. (The), Sr. Unsec’d. Notes, 144A	3.395	04/09/30		1,640	1,709,911

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)
NRG Energy, Inc.,
Gtd. Notes	5.750%	01/15/28		5,500	$5,700,213
Gtd. Notes	6.625	01/15/27		858	886,490
Gtd. Notes, 144A	5.250	06/15/29		625	642,531

PacifiCorp, First Mortgage	3.300	03/15/51		300	296,241
Perusahaan Listrik Negara PT (Indonesia), Sr. Unsec’d. Notes	2.875	10/25/25	EUR	1,000	1,176,454
Sempra Energy, Sr. Unsec’d. Notes	4.000	02/01/48		580	612,898
State Grid Overseas Investment BVI Ltd. (China), Gtd. Notes, EMTN	2.750	05/04/22		250	250,818
Tucson Electric Power Co., Sr. Unsec’d. Notes	4.000	06/15/50		2,350	2,556,848
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		1,425	1,422,741
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		5,125	5,321,271
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29		1,200	1,156,673
Gtd. Notes, 144A	5.000	07/31/27		3,291	3,338,580
Gtd. Notes, 144A	5.500	09/01/26		925	942,441
Gtd. Notes, 144A	5.625	02/15/27		3,700	3,773,713
					42,260,212
Electrical Components & Equipment 0.2%
WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.125	06/15/25		2,250	2,355,538
Gtd. Notes, 144A	7.250	06/15/28		3,000	3,216,893
					5,572,431
Engineering & Construction 0.2%
Cellnex Finance Co. SA (Spain), Gtd. Notes, EMTN	2.000	02/15/33	EUR	3,800	3,907,143
Cellnex Telecom SA (Spain), Sr. Unsec’d. Notes, EMTN	1.750	10/23/30	EUR	2,400	2,521,293
GMR Hyderabad International Airport Ltd. (India), Sr. Sec’d. Notes, 144A	4.250	10/27/27		200	186,142
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250	10/31/26		620	645,613
					7,260,191

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment 0.8%
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000%	06/15/26		542	$506,244
Caesars Entertainment, Inc., Sr. Sec’d. Notes, 144A(a)	6.250	07/01/25		5,892	6,106,814
Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes, Cash coupon 2.000% and PIK 10.750%	12.750	11/30/27(d)	EUR	334	363,704
Sr. Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 3.000%	11.000	09/30/26(d)	EUR	1,039	1,228,067

Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26		1,075	1,115,814
International Game Technology PLC, Sr. Sec’d. Notes, 144A	4.125	04/15/26		3,040	3,046,336
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A(a)	5.625	01/15/27		4,250	4,355,551
Scientific Games International, Inc.,
Gtd. Notes, 144A	8.250	03/15/26		500	522,500
Gtd. Notes, 144A	8.625	07/01/25		1,275	1,348,894
Sr. Sec’d. Notes, 144A	5.000	10/15/25		2,260	2,309,859

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Sr. Unsec’d. Notes, 144A(a)	7.750	04/15/25		6,054	6,303,575
					27,207,358
Environmental Control 0.0%
Madison IAQ LLC, Sr. Unsec’d. Notes, 144A	5.875	06/30/29		400	369,935
Foods 1.4%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes, 144A	3.500	02/15/23		2,900	2,924,348
B&G Foods, Inc.,
Gtd. Notes	5.250	04/01/25		2,000	2,019,693
Gtd. Notes(a)	5.250	09/15/27		3,300	3,342,968

Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	7,100	8,836,507
Bellis Finco PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	3,200	3,898,640

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods (cont’d.)

Chobani LLC/Chobani Finance Corp., Inc., Gtd. Notes, 144A	7.500%	04/15/25		4,000	$4,082,568
JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A	6.750	02/15/28		5,314	5,685,222
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes, 144A	6.500	04/15/29		2,350	2,553,561
Kraft Heinz Foods Co.,
Gtd. Notes	4.625	10/01/39		1,415	1,548,206
Gtd. Notes	4.875	10/01/49		1,575	1,797,328

McCormick & Co., Inc., Sr. Unsec’d. Notes	2.500	04/15/30		3,080	3,021,686
Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.875	09/30/27		3,700	3,863,537
US Foods, Inc., Sr. Sec’d. Notes, 144A(a)	6.250	04/15/25		2,000	2,070,127
					45,644,391
Forest Products & Paper 0.1%
Celulosa Arauco y Constitucion SA (Chile), Sr. Unsec’d. Notes	4.500	08/01/24		2,295	2,404,470
Inversiones CMPC S.A. Branch (Chile), Gtd. Notes, 144A	4.500	04/25/22		210	209,803
					2,614,273
Gas 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.625	05/20/24		3,075	3,175,105
Sr. Unsec’d. Notes	5.750	05/20/27		1,595	1,689,265
Sr. Unsec’d. Notes	5.875	08/20/26		2,000	2,114,673
					6,979,043
Healthcare-Products 0.1%
Medtronic Global Holdings SCA,
Gtd. Notes	1.625	03/07/31	EUR	100	118,302
Gtd. Notes	2.250	03/07/39	EUR	300	367,450

Stryker Corp., Sr. Unsec’d. Notes	2.125	11/30/27	EUR	430	517,535

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Healthcare-Products (cont’d.)
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN	1.500%	10/01/39	EUR	800	$869,157
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR	550	607,210
					2,479,654
Healthcare-Services 1.1%
Advocate Health & Hospitals Corp., Sr. Unsec’d. Notes	3.829	08/15/28		1,175	1,275,156
Anthem, Inc., Sr. Unsec’d. Notes	3.600	03/15/51		2,590	2,662,750
CAB SELAS (France), Sr. Sec’d. Notes, 144A(a)	3.375	02/01/28	EUR	3,600	3,931,935
HCA, Inc.,
Gtd. Notes	3.500	09/01/30		150	149,687
Gtd. Notes	5.375	02/01/25		275	293,039

Indiana University Health, Inc. Obligated Group, Sec’d. Notes	3.970	11/01/48		800	939,911
IQVIA, Inc.,
Gtd. Notes	2.250	03/15/29	EUR	6,817	7,393,788
Gtd. Notes, 144A	2.250	01/15/28	EUR	1,200	1,317,807

Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A	4.375	02/15/27		3,000	2,941,075
MEDNAX, Inc., Gtd. Notes, 144A	6.250	01/15/27		4,500	4,703,162
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A(a)	9.750	12/01/26		3,000	3,161,267
Tenet Healthcare Corp.,
Gtd. Notes, 144A(a)	6.125	10/01/28		1,500	1,506,990
Sr. Sec’d. Notes	4.625	07/15/24		680	682,630
Sr. Sec’d. Notes, 144A	4.875	01/01/26		1,500	1,507,008
Sr. Sec’d. Notes, 144A	7.500	04/01/25		2,350	2,449,574
Sr. Unsec’d. Notes	6.750	06/15/23		3,400	3,562,372
					38,478,151
Holding Companies-Diversified 0.0%
CK Hutchison International 17 Ltd. (United Kingdom), Gtd. Notes, 144A	2.875	04/05/22		1,000	1,002,751

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Home Builders 0.9%
Beazer Homes USA, Inc.,
Gtd. Notes(a)	5.875%	10/15/27		2,000	$2,049,432
Gtd. Notes(a)	7.250	10/15/29		1,400	1,499,119

Century Communities, Inc., Gtd. Notes	6.750	06/01/27		4,400	4,582,101
Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A	7.000	12/15/25		6,260	6,385,982
Lennar Corp., Gtd. Notes	5.250	06/01/26		3,000	3,314,657
M/I Homes, Inc., Gtd. Notes	4.950	02/01/28		884	893,603
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250	12/15/27		3,000	3,054,936
Meritage Homes Corp., Gtd. Notes	6.000	06/01/25		750	813,849
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27		1,325	1,422,004
Gtd. Notes, 144A	6.625	07/15/27		2,400	2,501,559

Tri Pointe Homes, Inc., Gtd. Notes	5.250	06/01/27		3,000	3,102,799
					29,620,041
Home Furnishings 0.0%
Whirlpool Corp., Sr. Unsec’d. Notes	4.700	06/01/22		100	101,271
Insurance 0.0%
Arch Capital Finance LLC, Gtd. Notes	4.011	12/15/26		135	145,471
Markel Corp., Sr. Unsec’d. Notes	4.150	09/17/50		505	553,213
					698,684
Internet 0.1%
NortonLifeLock, Inc., Sr. Unsec’d. Notes, 144A	5.000	04/15/25		5,000	5,018,132
Investment Companies 0.0%
Codere New Holdco SA (Spain), Sr. Sec’d. Notes, 144A, 7.500% PIK^	7.500	11/30/27	EUR	419	470,542

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Iron/Steel 0.5%
Steel Dynamics, Inc., Sr. Unsec’d. Notes	3.450%	04/15/30		9,000	$9,346,222
thyssenkrupp AG (Germany), Sr. Unsec’d. Notes, EMTN	1.875	03/06/23	EUR	6,370	7,206,665
					16,552,887
Lodging 0.2%
Marriott International, Inc., Sr. Unsec’d. Notes	3.250	09/15/22		100	100,784
MGM Resorts International,
Gtd. Notes(a)	4.625	09/01/26		935	948,922
Gtd. Notes	6.750	05/01/25		6,400	6,634,867

Sands China Ltd. (Macau), Sr. Unsec’d. Notes	5.125	08/08/25		300	308,242
					7,992,815
Machinery-Diversified 0.1%
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	10.125	08/01/24		1,775	1,826,184
Media 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A(a)	4.000	03/01/23		2,826	2,826,000
Sr. Unsec’d. Notes, 144A	5.500	05/01/26		3,400	3,481,669
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	4.800	03/01/50		775	794,887
Sr. Sec’d. Notes	5.375	05/01/47		85	93,820
Sr. Sec’d. Notes	6.384	10/23/35		3,075	3,766,414
Sr. Sec’d. Notes	6.484	10/23/45		95	119,566

Comcast Corp., Gtd. Notes	4.250	10/15/30		335	374,126
CSC Holdings LLC, Gtd. Notes, 144A	5.500	04/15/27		9,497	9,706,953
Diamond Sports Group LLC/Diamond Sports Finance Co., Sr. Sec’d. Notes, 144A(a)	5.375	08/15/26		1,790	827,763
DISH DBS Corp., Gtd. Notes(a)	7.750	07/01/26		4,500	4,636,476

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media (cont’d.)

Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.625%	06/01/27		3,400	$3,590,529
Videotron Ltd. (Canada), Gtd. Notes, 144A	5.375	06/15/24		4,940	5,159,203
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.125	08/15/30	GBP	2,100	2,663,441
Sr. Sec’d. Notes	4.250	01/15/30	GBP	1,800	2,270,898

Ziggo BV (Netherlands), Sr. Sec’d. Notes	2.875	01/15/30	EUR	4,120	4,393,187
					44,704,932
Mining 0.5%
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.500	03/01/24		2,000	2,025,208
Gtd. Notes, 144A	7.500	04/01/25		2,500	2,556,257
Indonesia Asahan Aluminium Persero PT (Indonesia),
Sr. Unsec’d. Notes	5.710	11/15/23		5,252	5,561,376
Sr. Unsec’d. Notes, 144A	5.710	11/15/23		5,010	5,305,121

Novelis Corp., Gtd. Notes, 144A	3.250	11/15/26		2,400	2,329,807
					17,777,769
Multi-National 0.4%
Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	5.820	06/16/28		3,000	3,713,556
Sr. Unsec’d. Notes	6.375	10/01/28		1,080	1,377,931
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	2.750	01/06/23		800	811,325
Sr. Unsec’d. Notes	3.250	02/11/22		1,000	1,000,464
Sr. Unsec’d. Notes	3.750	11/23/23		1,000	1,037,900
Sr. Unsec’d. Notes	4.375	06/15/22		1,100	1,112,948
Inter-American Development Bank (Supranational Bank),
Notes	6.800	10/15/25		500	589,724
Sr. Unsec’d. Notes	7.000	06/15/25		1,000	1,177,038
Unsec’d. Notes	6.950	08/01/26		500	603,585
Unsec’d. Notes, MTN	6.750	07/15/27		1,895	2,327,576

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Multi-National (cont’d.)

North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	2.400%	10/26/22	790	$795,082
				14,547,129
Office/Business Equipment 0.3%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26	2,545	2,534,933
Gtd. Notes	4.125	05/01/25	3,056	3,094,891
Gtd. Notes	5.500	12/01/24	4,000	4,225,213
				9,855,037
Oil & Gas 2.7%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26	1,575	1,662,113
Aker BP ASA (Norway), Sr. Unsec’d. Notes, 144A	2.875	01/15/26	3,755	3,836,884
Antero Resources Corp., Gtd. Notes, 144A	8.375	07/15/26	930	1,037,685
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26	100	99,885
Gtd. Notes, 144A	9.000	11/01/27	691	917,486

Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.400	06/15/47	1,332	1,603,080
Chesapeake Energy Corp., Gtd. Notes, 144A	5.500	02/01/26	3,825	3,948,206
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250	08/01/24	225	225,226
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	7.000	06/15/25	1,300	1,309,574
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	5.875	09/18/23	4,258	4,476,695
Sr. Unsec’d. Notes	6.875	04/29/30	1,545	1,659,074
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.750	01/30/28	1,375	1,422,484
Sr. Unsec’d. Notes, 144A(a)	6.625	07/15/25	5,997	6,268,716
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	4.500	03/30/24	1,710	1,713,429
Sr. Sec’d. Notes, 144A	4.875	03/30/26	113	111,033
Sr. Sec’d. Notes, 144A	5.375	03/30/28	1,820	1,772,118

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A	4.750%	04/24/25		200	$211,852
Sr. Unsec’d. Notes, 144A	4.750	04/19/27		200	212,941

Lundin Energy Finance BV (Netherlands), Gtd. Notes, 144A	3.100	07/15/31		1,585	1,545,663
MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.125	02/01/27		350	363,108
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	5.131(s)	10/10/36		12,300	6,629,573
Sr. Unsec’d. Notes	7.500	05/01/31		250	308,755

Ovintiv Exploration, Inc., Gtd. Notes	5.625	07/01/24		5,000	5,390,381
Parkland Corp. (Canada), Gtd. Notes, 144A	5.875	07/15/27		4,625	4,766,585
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes	4.875	05/03/22		400	403,591
Petrobras Global Finance BV (Brazil),
Gtd. Notes	6.625	01/16/34	GBP	1,575	2,290,091
Gtd. Notes	7.375	01/17/27		1,460	1,665,068
Gtd. Notes, EMTN	6.250	12/14/26	GBP	1,400	2,029,997
Petroleos Mexicanos (Mexico),
Gtd. Notes	2.500	11/24/22	EUR	2,465	2,793,845
Gtd. Notes	4.750	02/26/29	EUR	100	110,229
Gtd. Notes	5.350	02/12/28		395	386,924
Gtd. Notes	6.350	02/12/48		686	567,235
Gtd. Notes	6.490	01/23/27		3,045	3,183,659
Gtd. Notes	6.500	03/13/27		2,778	2,901,363
Gtd. Notes	6.500	01/23/29		300	306,100
Gtd. Notes, EMTN	3.750	02/21/24	EUR	2,000	2,309,200
Gtd. Notes, EMTN	3.750	11/16/25	GBP	853	1,104,209
Gtd. Notes, EMTN	4.875	02/21/28	EUR	1,280	1,440,181
Gtd. Notes, EMTN	5.125	03/15/23	EUR	800	933,255
Gtd. Notes, EMTN	8.250	06/02/22	GBP	1,640	2,242,139
Gtd. Notes, MTN	4.625	09/21/23		2,000	2,050,819
Gtd. Notes, MTN	6.750	09/21/47		789	676,676
Gtd. Notes, MTN	6.875	08/04/26		1,440	1,543,486
Qatar Energy (Qatar),
Sr. Unsec’d. Notes, 144A	1.375	09/12/26		2,312	2,232,729
Sr. Unsec’d. Notes, 144A	3.125	07/12/41		1,310	1,272,153

Range Resources Corp., Gtd. Notes	9.250	02/01/26		2,600	2,780,388

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Sinopec Group Overseas Development 2013 Ltd. (China), Gtd. Notes	4.375%	10/17/23		1,220	$1,276,007
Valero Energy Corp., Sr. Unsec’d. Notes	2.150	09/15/27		1,420	1,391,510
					89,383,400
Packaging & Containers 0.4%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	1,762	2,001,217
Silgan Holdings, Inc., Gtd. Notes	2.250	06/01/28	EUR	4,100	4,484,615
Verallia SA (France), Gtd. Notes	1.625	05/14/28	EUR	5,900	6,555,003
					13,040,835
Pharmaceuticals 1.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.600	05/14/25		95	99,373
Sr. Unsec’d. Notes	4.050	11/21/39		9,395	10,154,013
Sr. Unsec’d. Notes	4.500	05/14/35		150	170,456
Sr. Unsec’d. Notes	4.550	03/15/35		165	187,910
Sr. Unsec’d. Notes	4.850	06/15/44		1,115	1,308,629

Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27		5,957	6,024,447
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		850	716,371
Gtd. Notes, 144A	5.250	02/15/31		25	19,942
Gtd. Notes, 144A	6.125	04/15/25		2,669	2,722,306
Gtd. Notes, 144A	7.000	01/15/28		400	358,513

Bayer US Finance II LLC (Germany), Gtd. Notes, 144A	4.250	12/15/25		1,300	1,385,459
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	4.125	06/15/39		475	534,713
Sr. Unsec’d. Notes	4.250	10/26/49		735	848,151
Sr. Unsec’d. Notes	5.000	08/15/45		645	806,688

Cardinal Health, Inc., Sr. Unsec’d. Notes	3.200	03/15/23		1,215	1,238,959

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Cigna Corp.,
Gtd. Notes	4.375%	10/15/28	1,630	$1,793,387
Sr. Unsec’d. Notes	3.200	03/15/40	1,040	997,387
Sr. Unsec’d. Notes	3.400	03/15/50	740	704,119
Sr. Unsec’d. Notes	3.400	03/15/51	2,970	2,842,822
CVS Health Corp.,
Sr. Unsec’d. Notes	2.700	08/21/40	1,960	1,757,911
Sr. Unsec’d. Notes	5.125	07/20/45	70	85,211

Mylan, Inc., Gtd. Notes	4.550	04/15/28	1,240	1,350,825
P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A	7.750	11/15/25	2,000	1,959,014
Takeda Pharmaceutical Co. Ltd. (Japan), Sr. Unsec’d. Notes	3.025	07/09/40	1,300	1,215,329
Utah Acquisition Sub, Inc., Gtd. Notes(a)	5.250	06/15/46	2,095	2,411,807
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40	5,105	5,117,356
Gtd. Notes	4.000	06/22/50	1,820	1,796,549
				48,607,647
Pipelines 0.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	5.750	03/01/27	3,125	3,172,887
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	1,300	1,326,671
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	3,490	3,568,322
Sr. Unsec’d. Notes	5.000	05/15/50	1,030	1,117,900
Sr. Unsec’d. Notes	5.300	04/15/47	110	120,518
Enterprise Products Operating LLC,
Gtd. Notes	3.200	02/15/52	2,725	2,467,504
Gtd. Notes	3.900	02/15/24	250	260,205

Kinder Morgan Energy Partners LP, Gtd. Notes	3.950	09/01/22	372	375,952
Kinder Morgan, Inc., Gtd. Notes	3.250	08/01/50	1,255	1,112,207
MPLX LP, Sr. Unsec’d. Notes	5.200	03/01/47	20	23,100
ONEOK, Inc.,
Gtd. Notes	4.500	03/15/50	6,100	6,359,339

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
ONEOK, Inc., (cont’d.)
Gtd. Notes	4.950%	07/13/47		385	$423,738

Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	2.850	01/31/23		350	354,358
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	7.500	10/01/25		2,225	2,340,199
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.000	09/15/25		225	238,148
Sr. Unsec’d. Notes	4.300	03/04/24		325	340,067
Sr. Unsec’d. Notes	4.500	11/15/23		345	361,021
					23,962,136
Real Estate 0.2%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25		4,000	4,126,822
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25		3,000	3,049,487
					7,176,309
Real Estate Investment Trusts (REITs) 0.9%
Diversified Healthcare Trust,
Gtd. Notes	9.750	06/15/25		8,375	8,900,910
Sr. Unsec’d. Notes	4.750	05/01/24		4,500	4,509,619

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Gtd. Notes, 144A	4.625	06/15/25		610	641,576
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	0.993	10/15/26	EUR	1,725	1,898,230
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	7.500	06/01/25		2,725	2,853,543
Starwood Property Trust, Inc., Sr. Unsec’d. Notes, 144A	3.625	07/15/26		3,250	3,172,527
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	7.875	02/15/25		6,500	6,768,752

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.250%	12/01/26		575	$580,800
Gtd. Notes, 144A	4.625	12/01/29		560	576,815
					29,902,772
Retail 0.6%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sr. Sec’d. Notes, 144A	3.875	01/15/28		1,650	1,611,060
Brinker International, Inc., Gtd. Notes, 144A(a)	5.000	10/01/24		3,375	3,508,095
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.375	02/07/25	EUR	200	220,539
Sr. Sec’d. Notes	6.250	10/30/25	EUR	3,650	4,115,664

Falabella SA (Chile), Sr. Unsec’d. Notes, 144A	4.375	01/27/25		2,628	2,765,154
Golden Nugget, Inc., Sr. Unsec’d. Notes, 144A	6.750	10/15/24		3,125	3,125,882
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25		3,650	3,710,167
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes(a)	5.875	03/01/27		1,395	1,435,996
					20,492,557
Semiconductors 0.3%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A	3.137	11/15/35		5,469	5,192,799
Sr. Unsec’d. Notes, 144A	3.187	11/15/36		3,645	3,459,025
					8,651,824
Software 0.0%
Camelot Finance SA, Sr. Sec’d. Notes, 144A(a)	4.500	11/01/26		1,000	1,015,255
Telecommunications 2.0%
AT&T, Inc.,
Sr. Unsec’d. Notes(a)	1.650	02/01/28		3,720	3,542,889
Sr. Unsec’d. Notes	2.550	12/01/33		159	149,552
Sr. Unsec’d. Notes	3.500	09/15/53		2,711	2,574,914
Sr. Unsec’d. Notes	3.650	09/15/59		1,302	1,231,754

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
AT&T, Inc., (cont’d.)
Sr. Unsec’d. Notes	4.300%	02/15/30		350	$384,611
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, 144A	8.750	05/25/24		975	999,991
Sr. Sec’d. Notes, 144A(a)	8.750	05/25/24		2,000	2,049,865

Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	03/01/23		3,745	3,647,737
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	6.500	10/15/26		600	608,505
Sr. Sec’d. Notes, 144A	7.000	10/15/28		550	557,512
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes	5.500	08/01/23(d)		3,020	1,321,852
Gtd. Notes, 144A	8.500	10/15/24(d)		125	56,626
Gtd. Notes, 144A(a)	9.750	07/15/25(d)		125	55,325
Level 3 Financing, Inc.,
Gtd. Notes	5.375	05/01/25		2,000	2,031,334
Sr. Sec’d. Notes, 144A	3.400	03/01/27		325	329,289

Lorca Telecom Bondco SA (Spain), Sr. Sec’d. Notes, 144A	4.000	09/18/27	EUR	10,550	11,643,054
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes	5.625	04/01/25		585	604,783
Sr. Unsec’d. Notes, Series W	6.750	12/01/23		2,500	2,653,569

Sprint Communications, Inc., Gtd. Notes	6.000	11/15/22		6,000	6,180,909
Sprint Corp., Gtd. Notes	7.625	02/15/25		10,000	11,125,851
T-Mobile USA, Inc.,
Sr. Sec’d. Notes	3.000	02/15/41		2,755	2,489,639
Sr. Sec’d. Notes	3.875	04/15/30		2,020	2,121,671
Sr. Sec’d. Notes, 144A	2.700	03/15/32		2,925	2,802,987
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.650	11/20/40		4,085	3,653,560
Sr. Unsec’d. Notes	3.400	03/22/41		2,000	1,980,455

Zayo Group Holdings, Inc., Sr. Sec’d. Notes, 144A(a)	4.000	03/01/27		1,400	1,324,269
					66,122,503
Toys/Games/Hobbies 0.0%
Mattel, Inc., Gtd. Notes, 144A	3.375	04/01/26		1,600	1,599,479

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Transportation 0.1%
Indian Railway Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN	3.570%	01/21/32	1,245	$1,244,411
Lima Metro Line 2 Finance Ltd. (Peru), Sr. Sec’d. Notes	5.875	07/05/34	99	111,305
XPO Logistics, Inc., Gtd. Notes, 144A	6.250	05/01/25	1,500	1,553,898
				2,909,614

Total Corporate Bonds (cost $1,075,179,957)				1,061,423,300
Municipal Bonds 0.2%
California 0.0%
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	25	28,254
Taxable, Revenue Bonds, Series J	4.131	05/15/45	25	29,110
				57,364
Illinois 0.1%
State of Illinois,
General Obligation Unlimited, Series A	5.000	10/01/22	635	652,751
General Obligation Unlimited, Series D	5.000	11/01/22	1,685	1,737,376
				2,390,127
New Jersey 0.0%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	100	157,382
Puerto Rico 0.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds, Series A-1	5.000	07/01/58	2,135	2,375,444
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179	09/01/2117	125	157,878

Total Municipal Bonds (cost $4,797,106)				5,138,195

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities 8.5%
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.708%(c)	04/25/28	16	$15,541
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	1.958(c)	10/25/28	475	474,777
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	1.558(c)	04/25/29	307	306,889
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	1.708(c)	07/25/29	1,132	1,134,702
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.108(c)	10/25/29	2,051	2,052,652
Series 2020-02A, Class M1C, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)	4.108(c)	08/26/30	399	402,085
Series 2020-03A, Class M1A, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.108(c)	10/25/30	87	86,884
Series 2020-03A, Class M1B, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	2.958(c)	10/25/30	375	376,287
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)	3.808(c)	10/25/30	490	504,336
Series 2020-04A, Class M2B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)	3.708(c)	06/25/30	775	779,930
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)	1.450(c)	09/25/31	500	498,195
Series 2022-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 0.000%)	2.150(c)	01/26/32	1,310	1,311,808
Series 2022-01, Class M1C, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 0.000%)	3.700(c)	01/26/32	3,240	3,246,638

BVRT Financing Trust, Series 2021-04, Class F, 144A, SOFR + 2.000%^	2.050(c)	09/12/26	8,689	8,689,225
Central Park Funding Trust,
Series 2021-01, Class PT, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	2.858(c)	08/29/22	17,472	17,405,363
Series 2021-02, Class PT, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)	3.102(c)	10/27/22	17,883	17,796,496
Series 2021-03, Class PT, 144A, 1 Month LIBOR + 2.950% (Cap N/A, Floor 2.950%)	3.052(c)	03/01/23	6,346	6,322,807

Citigroup Mortgage Loan Trust, Series 2011-12, Class 3A2, 144A	2.929(cc)	09/25/47	29	27,778
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1B1, 144A, 1 Month LIBOR + 4.350% (Cap N/A, Floor 0.000%)	4.458(c)	04/25/31	1,399	1,447,113

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Connecticut Avenue Securities Trust, (cont’d.)
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)	2.258%(c)	09/25/31	764	$766,553
Series 2019-R04, Class 2M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)	2.208(c)	06/25/39	78	77,760
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)	2.208(c)	10/25/39	298	299,084
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)	2.158(c)	01/25/40	867	870,793

Credit Suisse Mortgage Trust, Series 2020-RPL05, Class A1, 144A	3.023(cc)	08/25/60	710	710,223
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	1.808(c)	11/25/28	516	516,193
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	1.908(c)	04/25/29	373	372,970
Series 2019-01, Class M2, 144A, 1 Month LIBOR + 3.300% (Cap N/A, Floor 0.000%)	3.408(c)	04/25/29	2,791	2,818,153
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 0.000%)	4.608(c)	10/25/30	137	136,531
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)	2.200(c)	10/25/33	1,325	1,324,999
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	2.750(c)	10/25/33	2,045	2,068,677
Fannie Mae Connecticut Avenue Securities,
Series 2017-C07, Class 1M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)	2.508(c)	05/25/30	787	798,897
Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.258(c)	10/25/30	428	432,873
Fannie Mae REMICS,
Series 2012-132, Class KI, IO	3.000	12/25/32	2,866	303,523
Series 2012-144, Class EI, IO	3.000	01/25/28	3,099	191,135
Series 2012-148, Class IC, IO	3.000	01/25/28	4,401	265,388
Series 2013-13, Class IK, IO	2.500	03/25/28	2,120	94,815
Series 2013-49, Class AI, IO	3.000	05/25/33	2,265	230,096
Series 2015-59, Class CI, IO	3.500	08/25/30	2,926	190,121
Series 2016-20, Class DI, IO	3.500	04/25/31	3,467	366,877
Series 2018-24, Class BH	3.500	04/25/48	312	321,936
Series 2018-25, Class AG	3.500	04/25/47	1,123	1,145,240
Series 2018-57, Class QV	3.500	11/25/29	1,716	1,749,036

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	4.050%(c)	11/25/50	1,630	$1,703,894
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)	2.650(c)	11/25/50	6,747	6,814,475
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	3.450(c)	08/25/33	8,290	8,455,875
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	1.958(c)	02/25/50	1,246	1,252,559
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)	5.208(c)	06/25/50	330	343,282
Series 2020-DNA03, Class M2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)	3.108(c)	06/25/50	56	56,410
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)	6.108(c)	08/25/50	2,635	2,789,074
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)	3.858(c)	08/25/50	293	294,104
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)	4.850(c)	10/25/50	1,180	1,256,896
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	2.850(c)	10/25/50	577	582,572
Series 2020-HQA02, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 0.000%)	3.208(c)	03/25/50	84	84,859
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)	3.708(c)	07/25/50	671	673,458
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)	5.358(c)	09/25/50	550	578,963
Series 2020-HQA04, Class M2, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)	3.258(c)	09/25/50	102	102,409
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	3.100(c)	01/25/34	1,370	1,376,727
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	1.700(c)	01/25/34	880	882,759
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	3.450(c)	10/25/41	2,530	2,528,419

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2021-HQA01, Class M2, 144A, 30 Day Average SOFR + 2.250% (Cap N/A, Floor 0.000%)	2.300%(c)	08/25/33	8,400	$8,466,753
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	3.400(c)	09/25/41	1,310	1,298,530
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	2.150(c)	09/25/41	2,480	2,448,977
Series 2021-HQA04, Class B1, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)	3.800(c)	12/25/41	700	699,999
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	2.400(c)	12/25/41	1,700	1,685,021
FHLMC Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)	0.858(c)	09/25/48	2	2,220
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.758(c)	01/25/49	231	233,427
Freddie Mac REMICS,
Series 4012, Class MJ	3.500	11/15/40	858	873,367
Series 4046, Class PI, IO	3.000	05/15/27	2,004	111,739
Series 4060, Class IO, IO	3.000	06/15/27	1,912	68,821
Series 4073, Class EI, IO	3.000	02/15/27	4,431	156,319
Series 4131, Class BI, IO	2.500	11/15/27	3,840	187,668
Series 4146, Class KI, IO	3.000	12/15/32	2,926	303,595
Series 4153, Class IO, IO	3.000	01/15/28	5,329	289,740
Series 4172, Class KI, IO	3.000	10/15/32	4,770	388,753
Series 4182, Class EI, IO	2.500	03/15/28	2,769	144,379
Series 4186, Class JI, IO	3.000	03/15/33	10,121	962,956
Series 4314, Class PD	3.750	07/15/43	1,138	1,175,337
Series 4574, Class AI, IO	3.000	04/15/31	2,161	190,354
Series 4631, Class GP	3.500	03/15/46	2,175	2,264,623

GCAT Asset-Backed Notes, Series 2021-01, Class A1, 144A	2.487	11/25/49	9,051	8,994,219
Government National Mortgage Assoc.,
Series 2013-047, Class IA, IO	4.000	03/20/43	1,001	166,302
Series 2014-116, Class IT, IO	4.000	08/20/44	1,247	158,580
Series 2016-164, Class IG, IO	4.000	12/20/46	1,888	366,648
Series 2017-045, Class QA	3.000	11/20/42	3,275	3,350,718
Series 2018-05, Class IB, IO	4.000	01/20/48	834	150,265

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)

GSMSC Resecuritization Trust, Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	0.248%(c)	01/26/37		14	$13,563
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.708(c)	10/25/28		145	145,008
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	1.758(c)	05/25/29		218	218,010
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 3.250% (Cap N/A, Floor 3.250%)	3.358(c)	10/25/30		447	447,549
Series 2020-01, Class M1C, 144A, 1 Month LIBOR + 4.150% (Cap N/A, Floor 4.150%)	4.258(c)	10/25/30		400	403,948
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	1.650(c)	01/25/34		1,235	1,232,762
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	2.850(c)	01/25/34		1,925	1,913,422

Jupiter Mortgage PLC (United Kingdom), Series 1A, Class B, 144A, SONIA + 1.400% (Cap N/A, Floor 0.000%)	1.492(c)	07/20/60	GBP	2,000	2,700,074
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A	3.000	06/25/59		630	630,790
Series 2019-PR01, Class A1, 144A	3.858	09/25/59		6,208	6,227,571
Series 2020-GS01, Class A1, 144A	2.882	10/25/59		2,894	2,900,155
Series 2020-SL01, Class A, 144A	2.734	01/25/60		1,174	1,176,919
Series 2021-SL01, Class A, 144A	1.991(cc)	09/25/60		2,373	2,367,777
Loan Revolving Advance Investment Trust,
Series 2021-01, Class A1X, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	2.854(c)	12/31/22		6,099	6,037,248
Series 2021-02, Class A1X, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	2.840(c)	06/30/23		7,500	7,423,929
MRA Issuance Trust,
Series 2020-07, Class A, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.600%)	1.402(c)	09/15/22		19,590	19,561,156
Series 2021-09, 144A, 1 Month LIBOR + 1.300%^	1.399(c)	07/15/22		15,400	15,400,000
Series 2021-10, Class A1X, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	1.602(c)	02/22/23		8,870	8,865,351
Series 2021-EBO03, Class A1X, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)	1.849(c)	03/31/23		6,630	6,630,778
Series 2021-EBO03, Class A2, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	2.849(c)	03/31/23		7,650	7,650,750

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
MRA Issuance Trust, (cont’d.)
Series 2021-EBO06, Class A1X, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	1.702%(c)	02/16/22	9,930	$9,912,957

New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.858(c)	01/25/48	483	481,924
Oaktown Re II Ltd. (Bermuda), Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	1.658(c)	07/25/28	136	136,325
Oaktown Re III Ltd. (Bermuda), Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.508(c)	07/25/29	61	61,498
Oaktown Re V Ltd. (Bermuda), Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)	3.708(c)	10/25/30	358	358,373
Oaktown Re VII Ltd. (Bermuda), Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	2.950(c)	04/25/34	2,400	2,390,704
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	3.923(c)	12/25/22	5,345	5,356,271
Series 2021-01R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)	3.008(c)	02/27/24	9,003	9,144,019
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	2.958(c)	02/25/23	1,310	1,312,205
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.758(c)	08/25/25	800	801,226
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	1.508(c)	03/25/28	25	24,738
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)	2.808(c)	03/25/28	330	330,000
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	1.058(c)	01/25/30	700	697,830
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	1.558(c)	01/25/30	2,200	2,191,958
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 1.850%)	1.900(c)	11/25/31	2,030	2,032,639
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	3.750(c)	11/25/31	2,400	2,454,134

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)

Retiro Mortgage Securities DAC (Ireland), Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	1.453%(c)	07/30/75	EUR	3,727	$4,172,718
Station Place Securitization Trust, Series 2021-08, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)	0.909(c)	06/20/22		7,420	7,425,498
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 3A1	2.414(cc)	12/25/34		129	129,351
ZH Trust, Series 2021-01, Class A, 144A	2.253	02/18/27		940	928,195

Total Residential Mortgage-Backed Securities (cost $286,068,978)					286,136,747
Sovereign Bonds 3.5%
1MDB Global Investments Ltd. (Malaysia), Sr. Unsec’d. Notes	4.400	03/09/23		3,200	3,202,826
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes	2.500	10/11/22		3,000	3,032,533
Bermuda Government International Bond (Bermuda), Sr. Unsec’d. Notes, 144A	2.375	08/20/30		1,005	980,558
Brazil Loan Trust 1 (Brazil), Gov’t. Gtd. Notes	5.477	07/24/23		2,366	2,416,988
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		5,600	5,699,499
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	4.500	05/30/29		300	298,991
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes(a)	4.500	01/28/26		1,000	1,031,426
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A	5.950	01/25/27		620	680,934
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		400	436,829

Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	230	245,906
Finland Government International Bond (Finland), Sr. Unsec’d. Notes	6.950	02/15/26		135	161,229
Finnvera OYJ (Finland), Gov’t. Gtd. Notes, EMTN	2.375	06/04/25		600	615,483
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes, 144A	4.375	08/01/22	EUR	3,000	3,447,418

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)

Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes	5.200%	07/17/34	EUR	470	$686,707
Hong Kong Government International Bond (Hong Kong), Sr. Unsec’d. Notes, 144A	2.500	05/28/24		2,500	2,561,396
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes	5.375	02/21/23		1,820	1,900,631
Sr. Unsec’d. Notes	5.750	11/22/23		2,200	2,364,259
Iceland Government International Bond (Iceland),
Sr. Unsec’d. Notes	5.875	05/11/22		1,359	1,375,264
Sr. Unsec’d. Notes, EMTN	0.500	12/20/22	EUR	965	1,090,550
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	774	857,594
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	820	863,359
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	465	534,568
Sr. Unsec’d. Notes, 144A, MTN	5.875	01/15/24		1,000	1,086,595
Sr. Unsec’d. Notes, EMTN	2.625	06/14/23	EUR	3,000	3,476,363
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	3,050	3,904,352
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes	2.500	06/01/22		600	603,876
Gov’t. Gtd. Notes	2.500	05/23/24		1,000	1,024,213
Gov’t. Gtd. Notes	3.375	10/31/23		800	829,150
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A	3.375	09/27/23		600	620,195
Sr. Unsec’d. Notes, 144A, MTN	1.750	09/05/24		800	804,709
Sr. Unsec’d. Notes, 144A, MTN	2.625	04/20/22		200	200,855
Sr. Unsec’d. Notes, 144A, MTN	3.000	03/12/24		400	412,690
Sr. Unsec’d. Notes, 144A, MTN	3.250	04/24/23		400	410,166
Sr. Unsec’d. Notes, EMTN	2.125	10/25/23		1,400	1,418,509
Sr. Unsec’d. Notes, EMTN	2.625	04/20/22		400	401,709

Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes	2.750	03/20/22		2,000	2,004,249
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes	6.625	02/01/22		10,360	10,360,830
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes, EMTN	0.875	05/17/27	EUR	1,000	1,124,087
Province of Alberta (Canada),
Sr. Unsec’d. Notes	2.200	07/26/22		250	251,890
Sr. Unsec’d. Notes	3.300	03/15/28		1,800	1,933,168

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)

Province of British Columbia (Canada), Sr. Unsec’d. Notes	6.500%	01/15/26		1,800	$2,112,103
Province of Manitoba (Canada),
Sr. Unsec’d. Notes	2.125	05/04/22		325	326,413
Sr. Unsec’d. Notes, Series GX	2.600	04/16/24		400	410,402
Province of Nova Scotia (Canada),
Debentures	8.250	07/30/22		1,011	1,046,623
Debentures	8.750	04/01/22		1,800	1,823,028

Province of Ontario (Canada), Sr. Unsec’d. Notes	3.400	10/17/23		375	388,819
Province of Quebec (Canada),
Sr. Unsec’d. Notes	2.750	04/12/27		195	203,804
Sr. Unsec’d. Notes, Series NJ	7.500	07/15/23		384	418,734
Unsec’d. Notes, Series A, MTN	7.485	03/02/26		1,040	1,267,046

Province of Saskatchewan (Canada), Debentures	8.500	07/15/22		810	837,172
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	4.817	03/14/49		205	256,226
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	1.250	02/17/26		5,500	5,279,500
Sr. Unsec’d. Notes	2.875	10/17/29		300	300,080
Sr. Unsec’d. Notes, EMTN	3.444	12/31/24	EUR	139	160,475
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	2,815	4,624,254
Sr. Unsec’d. Notes, MTN	5.375	06/15/33		1,205	1,451,979

Republic of Poland Government International Bond (Poland), Sr. Unsec’d. Notes	5.000	03/23/22		500	503,250
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN	4.375	08/22/23		3,000	3,127,989
Sr. Unsec’d. Notes, EMTN	6.750	02/07/22		6,414	6,413,994

Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25		375	397,524
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	730	777,185
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	2,675	3,207,963
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	1,255	1,268,200
Sr. Unsec’d. Notes, 144A	2.125	12/01/30		558	502,405

Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes	5.850	05/10/23		2,292	2,426,570

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)

Third Pakistan International Sukuk Co. Ltd. (The) (Pakistan), Sr. Unsec’d. Notes	5.625%	12/05/22		5,658	$5,732,337
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes	2.500	06/08/22		1,000	1,006,504
Sr. Unsec’d. Notes, 144A	2.500	06/08/22		200	201,301
Sr. Unsec’d. Notes, 144A	2.625	05/29/24		2,000	2,048,083
Sr. Unsec’d. Notes, 144A	3.250	06/01/23		400	410,446
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	7.750	09/01/22		950	913,544
Sr. Unsec’d. Notes	8.994	02/01/24		200	184,227
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	1,960	1,692,152
Sr. Unsec’d. Notes, 144A	7.750	09/01/22		905	870,270
Sr. Unsec’d. Notes, 144A	8.994	02/01/24		400	368,454
Sr. Unsec’d. Notes, 144A	9.750	11/01/28		600	567,302

Total Sovereign Bonds (cost $118,998,246)					118,878,912
U.S. Government Agency Obligations 0.1%
Federal Home Loan Mortgage Corp.	6.750	03/15/31		600	839,772
Federal National Mortgage Assoc.	1.875	09/24/26		765	773,295
Federal National Mortgage Assoc.	6.625	11/15/30		605	833,832
Federal National Mortgage Assoc.	7.125	01/15/30		580	806,218

Total U.S. Government Agency Obligations (cost $3,063,506)					3,253,117
U.S. Treasury Obligations 9.5%
U.S. Treasury Notes	0.125	01/31/23		25,195	25,022,768
U.S. Treasury Notes	0.125	04/30/23		10,525	10,424,272
U.S. Treasury Notes	0.125	06/30/23		58,690	57,979,301
U.S. Treasury Notes	0.125	12/15/23		520	510,189
U.S. Treasury Notes	0.250	03/15/24		2,270	2,224,068
U.S. Treasury Notes	0.250	05/15/24		50,000	48,875,000
U.S. Treasury Notes	0.250	10/31/25		3,855	3,679,417
U.S. Treasury Notes	0.375	07/31/27		5,860	5,469,028
U.S. Treasury Notes	0.500	05/31/27		430	404,973
U.S. Treasury Notes(h)	0.500	06/30/27		9,025	8,489,141
U.S. Treasury Notes	0.750	03/31/26		39,750	38,451,914
U.S. Treasury Notes	0.750	04/30/26		1,395	1,348,028
U.S. Treasury Notes	0.750	08/31/26		285	274,424
U.S. Treasury Notes	1.250	11/30/26		300	295,102
U.S. Treasury Notes	1.250	04/30/28		75	72,873
U.S. Treasury Notes	1.250	06/30/28		145	140,718

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations(Continued)
U.S. Treasury Notes	1.375%	01/31/25	2,545	$2,544,006
U.S. Treasury Notes	1.500	01/15/23	1,345	1,353,984
U.S. Treasury Notes	1.500	02/28/23	12,355	12,440,906
U.S. Treasury Notes	1.500	01/31/27	145	144,230
U.S. Treasury Notes	1.750	05/15/23	1,960	1,980,059
U.S. Treasury Notes	2.125	05/15/25	61,895	63,253,789
U.S. Treasury Notes(k)	2.250	11/15/24	12,385	12,688,820
U.S. Treasury Notes(k)	2.500	05/15/24	6,050	6,219,684
U.S. Treasury Notes	2.750	02/15/28	4,800	5,087,625
U.S. Treasury Notes	3.000	09/30/25	2,000	2,107,031
U.S. Treasury Strips Coupon	1.020(s)	05/15/33	75	59,856
U.S. Treasury Strips Coupon	1.398(s)	11/15/41	855	540,120
U.S. Treasury Strips Coupon(h)	1.450(s)	08/15/42	465	288,336
U.S. Treasury Strips Coupon	2.027(s)	05/15/39	1,165	794,612
U.S. Treasury Strips Coupon	2.057(s)	11/15/38	2,240	1,548,400
U.S. Treasury Strips Coupon(h)	2.058(s)	02/15/39	2,275	1,558,908
U.S. Treasury Strips Coupon	2.420(s)	08/15/40	1,500	983,203
U.S. Treasury Strips Coupon	2.857(s)	05/15/31	100	83,824
U.S. Treasury Strips Coupon	3.019(s)	11/15/35	140	104,918

Total U.S. Treasury Obligations (cost $322,629,993)				317,443,527

	Shares
Common Stock 0.0%
Entertainment
Codere New Topco SA (Spain)^ (cost $0)	15,609	—
Preferred Stock 0.0%
Capital Markets
State Street Corp., 5.350%(c), 3 Month LIBOR + 3.709%, Series G, Maturing 03/15/26(oo) (cost $125,000)	5,000	138,350

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Units	Value
Warrants* 0.0%
Chemicals
TPC Group, Inc., expiring 08/01/24 (original cost $0; purchased 02/02/21)^(f) (cost $0)	367,799	$1,729

Total Long-Term Investments (cost $3,006,837,298)		2,979,830,494

	Shares
Short-Term Investments 12.9%
Affiliated Mutual Funds 10.9%
PGIM Core Short-Term Bond Fund(wc)	34,099,580	312,693,148
PGIM Institutional Money Market Fund (cost $53,131,291; includes $53,128,807 of cash collateral for securities on loan)(b)(wc)	53,172,919	53,135,698

Total Affiliated Mutual Funds (cost $366,320,367)		365,828,846
Unaffiliated Fund 1.9%
Dreyfus Government Cash Management (Institutional Shares) (cost $65,585,400)	65,585,400	65,585,400
Options Purchased*~ 0.1%
(cost $1,892,071)		1,981,920

Total Short-Term Investments (cost $433,797,838)		433,396,166

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 101.7% (cost $3,440,635,136)		3,413,226,660
Options Written*~ (0.0)%
(premiums received $2,132,891)		(1,202,664)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 101.7% (cost $3,438,502,245)		3,412,023,996
Liabilities in excess of other assets(z) (1.7)%		(57,228,632)

Net Assets 100.0%		$3,354,795,364

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RUB—Russian Ruble
SGD—Singapore Dollar
THB—Thai Baht
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ABS—Asset-Backed Security
BABs—Build America Bonds
BBR—New Zealand Bank Bill Rate
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CLOIS—Sinacofi Chile Interbank Rate Average
CMBX—Commercial Mortgage-Backed Index
COOIS—Colombia Overnight Interbank Reference Rate
CPI—Consumer Price Index
DIP—Debtor-In-Possession
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
IO—Interest Only (Principal amount represents notional)
iTraxx—International Credit Derivative Index
JIBAR—Johannesburg Interbank Agreed Rate
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MTN—Medium Term Note
NSA—Non-Seasonally Adjusted
OTC—Over-the-counter
PIK—Payment-in-Kind

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMICS—Real Estate Mortgage Investment Conduit Security
S—Semiannual payment frequency for swaps
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
STRIPs—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $45,040,564 and 1.3% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $51,969,008; cash collateral of $53,128,807 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $651,835. The aggregate value of $487,862 is 0.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wc)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Short-Term Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitment outstanding at January 31, 2022:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Intelsat Jackson Holdings SA, DIP Term Loan, 3 Month LIBOR + 4.750%, 5.750%(c), Maturity Date 07/13/22 (cost $586,696)	591	$590,833	$4,138	$—

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	08/08/22	6.55		—		1,974	$13,606
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	08/08/22	8.00		—		987	164
Currency Option USD vs IDR	Call	Morgan Stanley & Co. International PLC	04/28/22	16,500.00		—		3,367	1,205
Currency Option USD vs IDR	Call	JPMorgan Chase Bank, N.A.	04/28/22	24,500.00		—		3,367	11
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	02/07/22	22.00		—		2,999	134
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	03/17/22	21.25		—		9,774	79,304
Currency Option USD vs RUB	Call	Goldman Sachs International	06/09/22	83.00		—		5,995	206,388
Currency Option USD vs ZAR	Call	Barclays Bank PLC	05/10/22	16.00		—		6,014	137,023
Currency Option USD vs CNH	Put	JPMorgan Chase Bank, N.A.	08/08/22	5.60		—		1,974	88
Currency Option USD vs IDR	Put	JPMorgan Chase Bank, N.A.	04/28/22	14,300.00		—		3,367	25,464
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	02/03/22	19.00		—		4,001	—
Currency Option USD vs RUB	Put	Goldman Sachs International	06/09/22	58.00		—		5,995	742
Currency Option USD vs TRY	Put	Goldman Sachs International	02/04/22	7.00		—		2,007	—
Currency Option USD vs ZAR	Put	Barclays Bank PLC	05/10/22	12.25		—		6,014	487
Total OTC Traded (cost $656,013)									$464,616

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.37.V1, 12/20/26	Call	Barclays Bank PLC	02/16/22	0.35%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	31,690	$1
CDX.NA.IG.37.V1, 12/20/26	Call	BNP Paribas S.A.	02/16/22	0.35%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	67,090	3
CDX.NA.IG.37.V1, 12/20/26	Call	Deutsche Bank AG	02/16/22	0.35%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	31,690	1
CDX.NA.IG.37.V1, 12/20/26	Call	Morgan Stanley & Co. International PLC	02/16/22	0.35%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	32,390	1

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.37.V1, 12/20/26	Call	Morgan Stanley & Co. International PLC	02/16/22	0.35%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	65,750	$3
CDX.NA.IG.37.V1, 12/20/26	Call	Morgan Stanley & Co. International PLC	02/16/22	0.35%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	65,900	3
CDX.NA.IG.37.V1, 12/20/26	Call	Morgan Stanley & Co. International PLC	02/16/22	0.35%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	32,860	1
CDX.NA.IG.37.V1, 12/20/26	Call	Morgan Stanley & Co. International PLC	02/16/22	0.35%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	96,430	4
CDX.NA.IG.37.V1, 12/20/26	Call	Barclays Bank PLC	03/16/22	0.35%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	32,400	80
CDX.NA.IG.37.V1, 12/20/26	Call	Goldman Sachs International	03/16/22	0.35%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	32,390	80
CDX.NA.IG.37.V1, 12/20/26	Call	BNP Paribas S.A.	04/20/22	0.35%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	27,780	281
CDX.NA.IG.37.V1, 12/20/26	Call	Goldman Sachs International	04/20/22	0.35%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	28,520	289
CDX.NA.IG.37.V1, 12/20/26	Call	Goldman Sachs International	04/20/22	0.35%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	28,520	289
CDX.NA.HY.37.V1, 12/20/26	Put	Morgan Stanley & Co. International PLC	02/16/22	$100.50	CDX.NA.HY.37. V1(Q)	5.00%(Q)	9,630	4,810
CDX.NA.IG.37.V1, 12/20/26	Put	Deutsche Bank AG	02/16/22	0.55%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	31,690	93,118
CDX.NA.IG.37.V1, 12/20/26	Put	Morgan Stanley & Co. International PLC	02/16/22	0.55%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	32,390	95,175
CDX.NA.IG.37.V1, 12/20/26	Put	Barclays Bank PLC	02/16/22	0.58%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	31,690	69,606
CDX.NA.IG.37.V1, 12/20/26	Put	BNP Paribas S.A.	02/16/22	0.58%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	67,090	147,360
CDX.NA.IG.37.V1, 12/20/26	Put	Morgan Stanley & Co. International PLC	02/16/22	0.58%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	65,750	144,417
CDX.NA.IG.37.V1, 12/20/26	Put	Morgan Stanley & Co. International PLC	02/16/22	0.58%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	65,900	144,747
CDX.NA.IG.37.V1, 12/20/26	Put	Morgan Stanley & Co. International PLC	02/16/22	0.58%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	32,860	72,176

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.37.V1, 12/20/26	Put	Morgan Stanley & Co. International PLC	02/16/22	0.58%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	96,430	$211,804
CDX.NA.IG.37.V1, 12/20/26	Put	Barclays Bank PLC	03/16/22	0.58%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	32,400	104,317
CDX.NA.IG.37.V1, 12/20/26	Put	Goldman Sachs International	03/16/22	0.58%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	32,390	104,285
CDX.NA.IG.37.V1, 12/20/26	Put	Goldman Sachs International	04/20/22	0.58%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	28,520	117,772
CDX.NA.IG.37.V1, 12/20/26	Put	BNP Paribas S.A.	04/20/22	0.60%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	27,780	101,982
CDX.NA.IG.37.V1, 12/20/26	Put	Goldman Sachs International	04/20/22	0.60%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	28,520	104,699
Total OTC Swaptions (cost $1,236,058)								$1,517,304
Total Options Purchased (cost $1,892,071)								$1,981,920
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	08/08/22	6.90	—	2,961	$(5,094)
Currency Option USD vs IDR	Call	JPMorgan Chase Bank, N.A.	04/28/22	16,500.00	—	3,367	(1,205)
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	03/17/22	22.50	—	9,774	(17,042)
Currency Option USD vs RUB	Call	Goldman Sachs International	06/09/22	90.00	—	5,995	(115,245)
Currency Option USD vs ZAR	Call	Barclays Bank PLC	05/10/22	17.50	—	6,014	(38,999)
Currency Option USD vs CNH	Put	JPMorgan Chase Bank, N.A.	08/08/22	6.40	—	1,974	(18,360)
Currency Option USD vs IDR	Put	Morgan Stanley & Co. International PLC	04/28/22	14,300.00	—	3,367	(25,464)
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	02/03/22	20.40	—	4,001	(1,603)
Currency Option USD vs RUB	Put	Goldman Sachs International	06/09/22	71.00	—	5,995	(27,320)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs TRY	Put	Goldman Sachs International	02/04/22	11.25	—	2,007	$(4)
Currency Option USD vs ZAR	Put	Barclays Bank PLC	05/10/22	14.75	—	6,014	(66,847)
Total OTC Traded (premiums received $453,413)							$(317,183)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.37.V1, 12/20/26	Call	Barclays Bank PLC	02/16/22	0.50%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	31,690	$(1,513)
CDX.NA.IG.37.V1, 12/20/26	Call	Deutsche Bank AG	02/16/22	0.50%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	31,690	(1,513)
CDX.NA.IG.37.V1, 12/20/26	Call	Morgan Stanley & Co. International PLC	02/16/22	0.50%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	32,390	(1,546)
CDX.NA.IG.37.V1, 12/20/26	Call	BNP Paribas S.A.	02/16/22	0.53%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	67,090	(8,108)
CDX.NA.IG.37.V1, 12/20/26	Call	Morgan Stanley & Co. International PLC	02/16/22	0.53%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	65,750	(7,946)
CDX.NA.IG.37.V1, 12/20/26	Call	Morgan Stanley & Co. International PLC	02/16/22	0.53%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	65,900	(7,964)
CDX.NA.IG.37.V1, 12/20/26	Call	Morgan Stanley & Co. International PLC	02/16/22	0.53%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	32,860	(3,971)
CDX.NA.IG.37.V1, 12/20/26	Call	Morgan Stanley & Co. International PLC	02/16/22	0.53%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	96,430	(11,654)
CDX.NA.IG.37.V1, 12/20/26	Call	Barclays Bank PLC	03/16/22	0.53%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	32,400	(12,799)
CDX.NA.IG.37.V1, 12/20/26	Call	Goldman Sachs International	03/16/22	0.53%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	32,390	(12,795)
CDX.NA.IG.37.V1, 12/20/26	Call	BNP Paribas S.A.	04/20/22	0.53%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	27,780	(18,663)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.37.V1, 12/20/26	Call	Goldman Sachs International	04/20/22	0.53%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	28,520	$(19,160)
CDX.NA.IG.37.V1, 12/20/26	Call	Goldman Sachs International	04/20/22	0.53%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	28,520	(19,160)
CDX.NA.HY.37.V1, 12/20/26	Put	Morgan Stanley & Co. International PLC	04/20/22	$103.50	5.00%(Q)	CDX.NA.HY.37. V1(Q)	9,630	(99,537)
CDX.NA.IG.37.V1, 12/20/26	Put	Deutsche Bank AG	02/16/22	0.70%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	31,690	(16,663)
CDX.NA.IG.37.V1, 12/20/26	Put	Morgan Stanley & Co. International PLC	02/16/22	0.70%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	32,390	(17,032)
CDX.NA.IG.37.V1, 12/20/26	Put	Morgan Stanley & Co. International PLC	02/16/22	0.73%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	65,900	(26,842)
CDX.NA.IG.37.V1, 12/20/26	Put	Barclays Bank PLC	02/16/22	0.75%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	31,690	(10,170)
CDX.NA.IG.37.V1, 12/20/26	Put	BNP Paribas S.A.	02/16/22	0.75%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	67,090	(21,531)
CDX.NA.IG.37.V1, 12/20/26	Put	Morgan Stanley & Co. International PLC	02/16/22	0.75%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	65,750	(21,101)
CDX.NA.IG.37.V1, 12/20/26	Put	Morgan Stanley & Co. International PLC	02/16/22	0.75%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	32,860	(10,546)
CDX.NA.IG.37.V1, 12/20/26	Put	Morgan Stanley & Co. International PLC	02/16/22	0.75%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	96,430	(30,947)
CDX.NA.IG.37.V1, 12/20/26	Put	Barclays Bank PLC	03/16/22	0.78%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	32,400	(33,819)
CDX.NA.IG.37.V1, 12/20/26	Put	Goldman Sachs International	03/16/22	0.78%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	32,390	(33,809)
CDX.NA.IG.37.V1, 12/20/26	Put	Goldman Sachs International	04/20/22	0.73%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	28,520	(63,745)
CDX.NA.IG.37.V1, 12/20/26	Put	BNP Paribas S.A.	04/20/22	0.75%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	27,780	(56,771)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.IG.37.V1, 12/20/26	Put	Goldman Sachs International	04/20/22	0.78%	1.00%(Q)	CDX.NA.IG.37. V1(Q)		28,520	$(53,459)
GS_21-PJ2A^	Put	Goldman Sachs International	11/15/24	0.50%	0.50%(M)	GS_21-PJ2A(M)		17,600	(888)
GS_21-PJA††^	Put	Goldman Sachs International	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)		33,930	(1,503)
iTraxx.XO.35.V1, 06/20/26	Put	Barclays Bank PLC	06/15/22	7.00%	5.00%(Q)	iTraxx.XO.35. V1(Q)	EUR	17,430	(50,331)
iTraxx.XO.35.V1, 06/20/26	Put	Barclays Bank PLC	06/15/22	9.00%	5.00%(Q)	iTraxx.XO.35. V1(Q)	EUR	16,610	(26,655)
iTraxx.XO.36.V1, 12/20/26	Put	Barclays Bank PLC	09/21/22	8.00%	5.00%(Q)	iTraxx.XO.36. V1(Q)	EUR	20,000	(104,611)
iTraxx.XO.36.V1, 12/20/26^	Put	Barclays Bank PLC	09/21/22	9.00%	5.00%(Q)	iTraxx.XO.36. V1(Q)	EUR	14,420	(78,729)
Total OTC Swaptions (premiums received $1,679,478)									$(885,481)
Total Options Written (premiums received $2,132,891)									$(1,202,664)
††	The value of the contract, GS_21-PJA, is derived from a pool of senior prime jumbo mortgages.

Futures contracts outstanding at January 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2,750	2 Year U.S. Treasury Notes	Mar. 2022	$595,804,687	$(4,480,392)
2,837	5 Year U.S. Treasury Notes	Mar. 2022	338,179,280	(4,036,745)
115	10 Year U.S. Ultra Treasury Notes	Mar. 2022	16,425,235	(296,320)
51	20 Year U.S. Treasury Bonds	Mar. 2022	7,936,875	(115,754)
238	30 Year U.S. Ultra Treasury Bonds	Mar. 2022	44,967,125	(1,179,718)
				(10,108,929)
Short Positions:
246	5 Year Euro-Bobl	Mar. 2022	36,546,997	588,461
187	10 Year Euro-Bund	Mar. 2022	35,527,500	1,071,642
3,834	10 Year U.S. Treasury Notes	Mar. 2022	490,632,187	3,944,424
234	Euro Schatz Index	Mar. 2022	29,410,517	87,636
				5,692,163
				$(4,416,766)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	AUD	1,423	$1,014,000	$1,006,811	$—	$(7,189)
Brazilian Real,
Expiring 02/02/22	Credit Suisse International	BRL	60,596	10,709,471	11,405,305	695,834	—
Expiring 02/02/22	JPMorgan Chase Bank, N.A.	BRL	10,279	1,790,000	1,934,757	144,757	—
Expiring 03/03/22	Credit Suisse International	BRL	60,559	11,156,845	11,315,890	159,045	—
Chilean Peso,
Expiring 03/16/22	Morgan Stanley & Co. International PLC	CLP	1,746,226	2,046,318	2,167,680	121,362	—
Chinese Renminbi,
Expiring 02/18/22	JPMorgan Chase Bank, N.A.	CNH	13,897	2,164,000	2,178,166	14,166	—
Colombian Peso,
Expiring 03/16/22	UBS AG	COP	4,344,997	1,084,000	1,094,654	10,654	—
Czech Koruna,
Expiring 04/19/22	Barclays Bank PLC	CZK	40,022	1,844,780	1,831,933	—	(12,847)
Expiring 04/19/22	Citibank, N.A.	CZK	52,641	2,397,000	2,409,548	12,548	—
Expiring 04/19/22	Morgan Stanley & Co. International PLC	CZK	62,127	2,856,000	2,843,759	—	(12,241)
Euro,
Expiring 04/19/22	Morgan Stanley & Co. International PLC	EUR	10,020	11,373,963	11,278,623	—	(95,340)
Hungarian Forint,
Expiring 04/19/22	BNP Paribas S.A.	HUF	1,245,857	3,941,461	3,906,332	—	(35,129)
Indian Rupee,
Expiring 03/16/22	Citibank, N.A.	INR	215,453	2,888,000	2,872,046	—	(15,954)
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	INR	962,427	12,662,347	12,829,383	167,036	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	INR	202,029	2,702,000	2,693,089	—	(8,911)
Expiring 03/16/22	Standard Chartered Bank	INR	284,717	3,808,000	3,795,340	—	(12,660)
Expiring 03/16/22	UBS AG	INR	168,638	2,247,000	2,247,991	991	—
Indonesian Rupiah,
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	IDR	36,616,936	2,519,572	2,546,399	26,827	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	IDR	34,944,506	2,422,999	2,430,095	7,096	—

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 03/16/22	Standard Chartered Bank	IDR	31,734,016	$2,194,000	$2,206,833	$12,833	$—
Expiring 03/16/22	Standard Chartered Bank	IDR	30,926,644	2,133,000	2,150,687	17,687	—
Japanese Yen,
Expiring 04/19/22	The Toronto-Dominion Bank	JPY	225,235	1,953,948	1,959,079	5,131	—
Mexican Peso,
Expiring 03/16/22	BNP Paribas S.A.	MXN	21,136	1,014,000	1,016,798	2,798	—
Expiring 03/16/22	HSBC Bank PLC	MXN	23,390	1,090,000	1,125,220	35,220	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	MXN	52,823	2,434,226	2,541,108	106,882	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	MXN	52,823	2,436,696	2,541,107	104,411	—
New Zealand Dollar,
Expiring 04/19/22	Citibank, N.A.	NZD	1,503	1,004,000	987,694	—	(16,306)
Philippine Peso,
Expiring 03/16/22	HSBC Bank PLC	PHP	51,753	1,007,000	1,009,160	2,160	—
Expiring 03/16/22	HSBC Bank PLC	PHP	34,357	663,000	669,945	6,945	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	PHP	164,282	3,190,000	3,203,447	13,447	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	PHP	114,008	2,200,000	2,223,130	23,130	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	PHP	113,295	2,188,000	2,209,212	21,212	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	PHP	113,020	2,175,000	2,203,860	28,860	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	PHP	106,797	2,053,000	2,082,511	29,511	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	PHP	72,368	1,404,216	1,411,157	6,941	—
Expiring 03/16/22	Standard Chartered Bank	PHP	122,137	2,362,000	2,381,629	19,629	—
Expiring 03/16/22	Standard Chartered Bank	PHP	94,871	1,874,000	1,849,962	—	(24,038)
Expiring 03/16/22	Standard Chartered Bank	PHP	90,909	1,762,000	1,772,692	10,692	—
Polish Zloty,
Expiring 04/19/22	HSBC Bank PLC	PLN	53,189	13,392,569	12,955,974	—	(436,595)
Russian Ruble,
Expiring 03/16/22	Morgan Stanley & Co. International PLC	RUB	373,119	4,864,179	4,765,072	—	(99,107)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 03/16/22	Morgan Stanley & Co. International PLC	RUB	80,107	$1,061,000	$1,023,034	$—	$(37,966)
Expiring 03/16/22	Morgan Stanley & Co. International PLC	RUB	66,745	861,000	852,391	—	(8,609)
Expiring 03/16/22	Morgan Stanley & Co. International PLC	RUB	64,605	856,000	825,064	—	(30,936)
Singapore Dollar,
Expiring 03/16/22	HSBC Bank PLC	SGD	4,568	3,397,000	3,380,491	—	(16,509)
Expiring 03/16/22	HSBC Bank PLC	SGD	2,729	2,026,000	2,019,370	—	(6,630)
South African Rand,
Expiring 03/16/22	Barclays Bank PLC	ZAR	17,205	1,071,999	1,112,293	40,294	—
Expiring 03/16/22	Barclays Bank PLC	ZAR	16,224	1,006,000	1,048,869	42,869	—
Expiring 03/16/22	Barclays Bank PLC	ZAR	13,856	859,000	895,783	36,783	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	ZAR	16,445	1,004,000	1,063,152	59,152	—
Expiring 03/16/22	The Toronto-Dominion Bank	ZAR	21,210	1,308,000	1,371,223	63,223	—
South Korean Won,
Expiring 03/16/22	Citibank, N.A.	KRW	3,087,466	2,562,000	2,557,916	—	(4,084)
Expiring 03/16/22	Morgan Stanley & Co. International PLC	KRW	2,712,522	2,261,000	2,247,280	—	(13,720)
Thai Baht,
Expiring 03/16/22	HSBC Bank PLC	THB	92,631	2,783,000	2,781,748	—	(1,252)
Expiring 03/16/22	HSBC Bank PLC	THB	86,722	2,596,000	2,604,305	8,305	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	THB	50,929	1,523,000	1,529,427	6,427	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	THB	80,089	2,402,000	2,405,103	3,103	—
				$162,599,589	$163,771,527	2,067,961	(896,023)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	AUD	4,462	$3,220,975	$3,156,588	$64,387	$—
Brazilian Real,
Expiring 02/02/22	Credit Suisse International	BRL	60,559	11,235,346	11,398,238	—	(162,892)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 02/02/22	Credit Suisse International	BRL	5,579	$1,016,000	$1,050,021	$—	$(34,021)
Expiring 02/02/22	Credit Suisse International	BRL	4,738	836,000	891,801	—	(55,801)
Expiring 03/03/22	Citibank, N.A.	BRL	9,886	1,822,000	1,847,311	—	(25,311)
British Pound,
Expiring 04/19/22	Standard Chartered Bank	GBP	32,546	44,374,016	43,751,844	622,172	—
Chilean Peso,
Expiring 03/16/22	Morgan Stanley & Co. International PLC	CLP	831,592	1,013,000	1,032,298	—	(19,298)
Expiring 03/16/22	UBS AG	CLP	820,671	1,014,000	1,018,741	—	(4,741)
Chinese Renminbi,
Expiring 02/18/22	Barclays Bank PLC	CNH	44,708	6,963,081	7,007,341	—	(44,260)
Expiring 02/18/22	Citibank, N.A.	CNH	22,618	3,540,000	3,545,091	—	(5,091)
Expiring 02/18/22	HSBC Bank PLC	CNH	19,903	3,113,000	3,119,565	—	(6,565)
Expiring 02/18/22	HSBC Bank PLC	CNH	16,672	2,601,000	2,613,069	—	(12,069)
Expiring 02/18/22	HSBC Bank PLC	CNH	7,074	1,101,000	1,108,766	—	(7,766)
Expiring 02/18/22	Morgan Stanley & Co. International PLC	CNH	25,055	3,913,000	3,927,017	—	(14,017)
Expiring 02/18/22	Morgan Stanley & Co. International PLC	CNH	19,858	3,107,000	3,112,505	—	(5,505)
Colombian Peso,
Expiring 03/16/22	Goldman Sachs International	COP	5,218,577	1,311,365	1,314,739	—	(3,374)
Czech Koruna,
Expiring 04/19/22	Citibank, N.A.	CZK	27,340	1,239,000	1,251,464	—	(12,464)
Euro,
Expiring 04/19/22	BNP Paribas S.A.	EUR	105,260	119,858,319	118,482,470	1,375,849	—
Expiring 04/19/22	Standard Chartered Bank	EUR	120,696	138,711,392	135,857,895	2,853,497	—
Expiring 04/19/22	UBS AG	EUR	70,885	81,326,202	79,789,557	1,536,645	—
Hungarian Forint,
Expiring 04/19/22	BNP Paribas S.A.	HUF	510,066	1,615,180	1,599,290	15,890	—
Expiring 04/19/22	BNP Paribas S.A.	HUF	448,580	1,419,000	1,406,504	12,496	—
Expiring 04/19/22	BNP Paribas S.A.	HUF	294,530	916,240	923,487	—	(7,247)
Expiring 04/19/22	HSBC Bank PLC	HUF	349,490	1,097,000	1,095,813	1,187	—
Expiring 04/19/22	Morgan Stanley & Co. International PLC	HUF	274,305	845,760	860,073	—	(14,313)
Indian Rupee,
Expiring 03/16/22	Credit Suisse International	INR	174,742	2,290,000	2,329,348	—	(39,348)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 03/16/22	Goldman Sachs International	INR	139,744	$1,835,452	$1,862,821	$—	$(27,369)
Expiring 03/16/22	HSBC Bank PLC	INR	272,964	3,574,000	3,638,679	—	(64,679)
Expiring 03/16/22	HSBC Bank PLC	INR	74,900	1,007,000	998,437	8,563	—
Expiring 03/16/22	HSBC Bank PLC	INR	49,824	663,000	664,172	—	(1,172)
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	INR	75,894	1,012,000	1,011,690	310	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	INR	74,593	1,002,000	994,348	7,652	—
Indonesian Rupiah,
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	IDR	25,381,541	1,767,000	1,765,072	1,928	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	IDR	25,273,008	1,758,000	1,757,524	476	—
Expiring 03/16/22	Standard Chartered Bank	IDR	38,183,280	2,650,000	2,655,325	—	(5,325)
Expiring 03/16/22	Standard Chartered Bank	IDR	31,184,596	2,159,000	2,168,625	—	(9,625)
Expiring 03/16/22	Standard Chartered Bank	IDR	20,587,737	1,434,000	1,431,703	2,297	—
Israeli Shekel,
Expiring 03/16/22	Citibank, N.A.	ILS	9,799	3,108,409	3,098,583	9,826	—
Expiring 03/16/22	Citibank, N.A.	ILS	3,089	989,000	976,617	12,383	—
Mexican Peso,
Expiring 03/16/22	Bank of America, N.A.	MXN	43,084	2,095,000	2,072,603	22,397	—
Expiring 03/16/22	Goldman Sachs International	MXN	30,620	1,477,000	1,473,040	3,960	—
New Taiwanese Dollar,
Expiring 03/16/22	Barclays Bank PLC	TWD	64,821	2,349,000	2,338,805	10,195	—
Expiring 03/16/22	Citibank, N.A.	TWD	298,360	10,835,231	10,765,167	70,064	—
Expiring 03/16/22	Credit Suisse International	TWD	127,868	4,642,334	4,613,643	28,691	—
Expiring 03/16/22	Credit Suisse International	TWD	99,545	3,609,000	3,591,708	17,292	—
Expiring 03/16/22	Credit Suisse International	TWD	70,394	2,558,000	2,539,883	18,117	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	TWD	63,970	2,321,000	2,308,121	12,879	—
Peruvian Nuevo Sol,
Expiring 03/16/22	Goldman Sachs International	PEN	7,844	1,974,000	2,030,865	—	(56,865)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso,
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	PHP	476,660	$9,392,377	$9,294,736	$97,641	$—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	PHP	52,591	1,019,000	1,025,501	—	(6,501)
Expiring 03/16/22	Standard Chartered Bank	PHP	116,467	2,295,000	2,271,066	23,934	—
Polish Zloty,
Expiring 04/19/22	UBS AG	PLN	7,031	1,724,000	1,712,568	11,432	—
Russian Ruble,
Expiring 03/16/22	Barclays Bank PLC	RUB	98,386	1,298,000	1,256,485	41,515	—
Expiring 03/16/22	Barclays Bank PLC	RUB	69,024	887,000	881,501	5,499	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	RUB	66,252	864,000	846,104	17,896	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	RUB	114,389	1,507,000	1,460,856	46,144	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	RUB	100,298	1,314,000	1,280,893	33,107	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	RUB	77,957	1,038,000	995,581	42,419	—
Singapore Dollar,
Expiring 03/16/22	HSBC Bank PLC	SGD	28,085	20,553,024	20,785,353	—	(232,329)
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	SGD	1,620	1,188,000	1,199,284	—	(11,284)
Expiring 03/16/22	The Toronto-Dominion Bank	SGD	3,999	2,951,000	2,959,460	—	(8,460)
South African Rand,
Expiring 03/16/22	Bank of America, N.A.	ZAR	16,028	997,000	1,036,186	—	(39,186)
Expiring 03/16/22	Barclays Bank PLC	ZAR	86,388	5,395,901	5,584,987	—	(189,086)
Expiring 03/16/22	Barclays Bank PLC	ZAR	17,968	1,093,000	1,161,624	—	(68,624)
Expiring 03/16/22	Goldman Sachs International	ZAR	17,560	1,088,000	1,135,261	—	(47,261)
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	ZAR	15,575	1,004,000	1,006,954	—	(2,954)
Expiring 03/16/22	The Toronto-Dominion Bank	ZAR	59,636	3,696,649	3,855,492	—	(158,843)
South Korean Won,
Expiring 03/16/22	BNP Paribas S.A.	KRW	2,338,518	1,982,013	1,937,424	44,589	—
Expiring 03/16/22	Credit Suisse International	KRW	3,546,500	2,977,000	2,938,218	38,782	—
Expiring 03/16/22	HSBC Bank PLC	KRW	3,144,693	2,609,000	2,605,327	3,673	—
Expiring 03/16/22	HSBC Bank PLC	KRW	2,095,576	1,738,000	1,736,151	1,849	—

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	KRW	3,616,266	$3,049,000	$2,996,018	$52,982	$—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	KRW	2,891,678	2,439,000	2,395,709	43,291	—
Expiring 03/16/22	Standard Chartered Bank	KRW	2,678,260	2,233,000	2,218,895	14,105	—
Expiring 03/16/22	Standard Chartered Bank	KRW	2,198,788	1,836,000	1,821,660	14,340	—
Thai Baht,
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	THB	384,403	11,320,968	11,543,829	—	(222,861)
Expiring 03/16/22	Morgan Stanley & Co. International PLC	THB	126,500	3,756,763	3,798,847	—	(42,084)
Expiring 03/16/22	Morgan Stanley & Co. International PLC	THB	77,185	2,335,999	2,317,902	18,097	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	THB	58,895	1,769,000	1,768,656	344	—
Expiring 03/16/22	Standard Chartered Bank	THB	33,856	1,019,000	1,016,706	2,294	—
				$592,687,996	$587,093,501	7,263,086	(1,668,591)
						$9,331,047	$(2,564,614)
Cross currency exchange contracts outstanding at January 31, 2022:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/19/22	Buy	AUD	1,450	CAD	1,295	$7,075	$—	Morgan Stanley & Co. International PLC
04/19/22	Buy	EUR	878	PLN	4,016	10,021	—	UBS AG
04/19/22	Buy	EUR	888	PLN	4,054	12,093	—	HSBC Bank PLC
						$29,189	$—

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJ2A	02/14/22	0.500%(M)	17,600	*	$7,578	$(2,200)	$9,778	Goldman Sachs International
GS_21-PJA††	02/14/22	0.250%(M)	33,930	*	7,304	(2,121)	9,425	Goldman Sachs International
					$14,882	$(4,321)	$19,203
††	The value of the contract, GS_21-PJA, is derived from a pool of senior prime jumbo mortgages.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Republic of France	12/20/26	0.250%(Q)	3,995	$(11,471)	$(7,689)	$(3,782)	Deutsche Bank AG
United Mexican States	06/20/23	1.000%(Q)	450	(4,241)	798	(5,039)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	440	(4,146)	1,936	(6,082)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	150	(1,414)	733	(2,147)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	150	(1,414)	678	(2,092)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	150	(1,413)	248	(1,661)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	75	(707)	133	(840)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	285	(3,522)	1,387	(4,909)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	220	(2,719)	894	(3,613)	Citibank, N.A.
				$(31,047)	$(882)	$(30,165)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
AT&T, Inc.	03/20/22	1.000%(Q)	3,190	0.288%	$6,838	$2,728	$4,110	Credit Suisse International
AT&T, Inc.	06/20/22	1.000%(Q)	3,210	0.313%	12,392	9,539	2,853	Goldman Sachs International
Bank of America Corp.	06/20/22	1.000%(Q)	5,350	0.265%	21,649	16,107	5,542	Goldman Sachs International
Bank of Nova Scotia	06/20/22	1.000%(Q)	10,000	0.546%	29,556	25,055	4,501	Credit Suisse International

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Boeing Co.	06/20/24	1.000%(Q)		1,760	0.793%	$10,694	$5,803	$4,891	Goldman Sachs International
Catalonia, Autonomous Community of	12/20/25	1.000%(Q)		3,000	*	32,961	(22,249)	55,210	Deutsche Bank AG
Citigroup, Inc.	06/20/22	1.000%(Q)		3,490	0.304%	13,601	10,372	3,229	Goldman Sachs International
Credit Suisse Group AG	06/20/22	1.000%(Q)	EUR	2,000	0.234%	9,383	7,562	1,821	Barclays Bank PLC
Delta Air Lines, Inc.	06/20/22	5.000%(Q)		810	0.807%	18,003	12,428	5,575	Credit Suisse International
Electricite de France SA	12/20/22	1.000%(Q)	EUR	3,200	0.240%	28,852	26,203	2,649	Goldman Sachs International
EQT Corp.	06/20/22	5.000%(Q)		1,350	1.441%	26,643	18,665	7,978	Credit Suisse International
General Electric Co.	06/20/22	1.000%(Q)		4,330	0.204%	18,548	11,683	6,865	Morgan Stanley & Co. International PLC
General Motors Co.	06/20/26	5.000%(Q)		3,580	1.132%	601,017	612,118	(11,101)	Goldman Sachs International
Halliburton Company	12/20/26	1.000%(Q)		1,600	0.772%	19,001	14,985	4,016	Goldman Sachs International
Hellenic Republic	12/20/22	1.000%(Q)		3,000	0.289%	22,635	22,240	395	Barclays Bank PLC
Hellenic Republic	12/20/22	1.000%(Q)		280	0.289%	2,112	1,673	439	Barclays Bank PLC
Host Hotels & Resorts LP	06/20/24	1.000%(Q)		600	0.676%	5,310	5,546	(236)	Goldman Sachs International
Kingdom of Saudi Arabia	06/20/22	1.000%(Q)		5,000	0.186%	21,775	9,511	12,264	HSBC Bank PLC
Millicom International Cellular S.A.^	12/20/25	1.000%(Q)		2,700	*	(253,504)	(252,834)	(670)	Bank of America, N.A.
Naturgy Energy Group SA	06/20/22	1.000%(Q)	EUR	14,270	0.240%	66,565	49,765	16,800	Goldman Sachs International
Petroleos Mexicanos	06/20/23	1.000%(Q)		375	1.846%	(3,916)	(5,866)	1,950	Citibank, N.A.

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Petroleos Mexicanos	06/20/23	1.000%(Q)	365	1.846%	$(3,811)	$(6,722)	$2,911	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	125	1.846%	(1,305)	(2,358)	1,053	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	125	1.846%	(1,306)	(2,317)	1,011	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	125	1.846%	(1,306)	(1,942)	636	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	65	1.846%	(679)	(1,017)	338	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	285	2.496%	(11,450)	(15,696)	4,246	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	220	2.496%	(8,838)	(11,975)	3,137	Citibank, N.A.
Pioneer Natural Resources Co.	06/20/22	1.000%(Q)	4,280	0.198%	18,445	13,052	5,393	Goldman Sachs International
Republic of France	12/20/26	0.250%(Q)	3,995	0.196%	11,471	30,429	(18,958)	Deutsche Bank AG
Republic of Italy	06/20/22	1.000%(Q)	2,780	0.142%	12,579	9,587	2,992	Barclays Bank PLC
Republic of Italy	09/20/22	1.000%(Q)	3,375	0.164%	22,168	19,945	2,223	Bank of America, N.A.
Republic of Italy	09/20/22	1.000%(Q)	2,780	0.164%	18,260	15,533	2,727	Barclays Bank PLC
Republic of Italy	09/20/22	1.000%(Q)	2,000	0.164%	13,137	11,043	2,094	Barclays Bank PLC
Republic of Italy	12/20/22	1.000%(Q)	13,000	0.192%	109,401	96,380	13,021	Citibank, N.A.
Republic of Italy	09/20/23	1.000%(Q)	3,375	0.342%	40,458	48,382	(7,924)	Bank of America, N.A.
Simon Property Group LP	06/20/26	1.000%(Q)	3,240	0.669%	49,351	32,996	16,355	Goldman Sachs International
State of Illinois	06/20/24	1.000%(Q)	1,730	0.802%	10,044	(10,477)	20,521	Citibank, N.A.
Verizon Communications, Inc.	06/20/26	1.000%(Q)	4,820	0.635%	80,395	88,652	(8,257)	Goldman Sachs International
					$1,067,129	$894,529	$172,600

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.37.V1	12/20/26	1.000%(Q)	700	$(16,353)	$(13,978)	$2,375

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.Tokyo 30% - 100%^	06/20/22	0.000%	10,000	*	$(1,190)	$(2,912)	$1,722	Citibank, N.A.
CMBX.NA.6.AA	05/11/63	1.500%(M)	962	*	(17,965)	(8,318)	(9,647)	Morgan Stanley & Co. International PLC
					$(19,155)	$(11,230)	$(7,925)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at January 31, 2022:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
1,780	01/13/31	2.229%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(175,776)	$(175,776)
5,350	01/13/31	2.230%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(527,750)	(527,750)
6,515	04/07/31	2.469%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(462,600)	(462,600)
3,980	04/09/31	2.448%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(291,208)	(291,208)
4,020	04/13/31	2.445%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(294,568)	(294,568)
2,440	04/13/31	2.450%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(177,483)	(177,483)
2,480	04/14/31	2.450%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(180,045)	(180,045)
3,955	04/15/31	2.465%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(280,520)	(280,520)
				$—	$(2,389,950)	$(2,389,950)
(1)	The Fund pays the fixed rate and receives the floating rate.

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
(2)	The Fund pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at January 31, 2022
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	31,882	01/02/25	5.902%(T)	1 Day BROIS(2)(T)	$—	$(621,527)	$(621,527)
BRL	50,112	01/02/25	6.343%(T)	1 Day BROIS(2)(T)	—	(1,093,499)	(1,093,499)
BRL	53,589	01/02/25	6.343%(T)	1 Day BROIS(2)(T)	—	(1,172,439)	(1,172,439)
BRL	9,248	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	(112,133)	(112,133)
BRL	16,250	01/04/27	6.845%(T)	1 Day BROIS(2)(T)	—	(517,765)	(517,765)
BRL	17,290	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	(543,989)	(543,989)
BRL	30,291	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	(954,845)	(954,845)
BRL	62,618	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	(1,975,759)	(1,975,759)
BRL	7,515	01/04/27	6.912%(T)	1 Day BROIS(2)(T)	—	(181,309)	(181,309)
CLP	16,810,000	01/25/26	1.634%(S)	1 Day CLOIS(2)(S)	—	(3,018,775)	(3,018,775)
COP	6,079,000	02/18/25	4.505%(Q)	1 Day COOIS(2)(Q)	—	(92,561)	(92,561)
COP	10,560,315	02/21/25	4.565%(Q)	1 Day COOIS(2)(Q)	—	(157,075)	(157,075)
COP	7,380,000	01/20/26	3.085%(Q)	1 Day COOIS(2)(Q)	—	(248,699)	(248,699)
COP	6,000,000	01/29/26	3.065%(Q)	1 Day COOIS(2)(Q)	—	(204,513)	(204,513)
COP	35,497,000	02/03/26	3.080%(Q)	1 Day COOIS(2)(Q)	—	(1,200,363)	(1,200,363)
COP	4,295,000	02/18/30	5.072%(Q)	1 Day COOIS(2)(Q)	—	(130,864)	(130,864)
COP	3,005,000	02/18/30	5.081%(Q)	1 Day COOIS(2)(Q)	—	(91,098)	(91,098)
COP	6,526,000	02/24/30	5.078%(Q)	1 Day COOIS(2)(Q)	—	(199,401)	(199,401)
GBP	2,340	05/08/23	0.950%(A)	1 Day SONIA(1)(A)	(53,314)	(9,859)	43,455
GBP	725	05/08/24	0.950%(A)	1 Day SONIA(1)(A)	(22,982)	2,432	25,414
GBP	9,558	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(448,713)	99,785	548,498

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2022 (continued)
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	1,221	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	$—	$60,108	$60,108
GBP	2,020	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(157,601)	10,341	167,942
GBP	525	05/08/31	1.150%(A)	1 Day SONIA(1)(A)	(22,856)	206	23,062
GBP	500	05/08/34	1.200%(A)	1 Day SONIA(1)(A)	(27,897)	(4,763)	23,134
HUF	1,549,000	02/14/30	1.605%(A)	6 Month BUBOR(2)(S)	—	(1,034,646)	(1,034,646)
HUF	857,000	02/18/30	1.803%(A)	6 Month BUBOR(2)(S)	(146,879)	(531,790)	(384,911)
MXN	121,595	03/19/26	6.050%(M)	28 Day Mexican Interbank Rate(2)(M)	(237)	(303,194)	(302,957)
MXN	98,500	01/12/28	5.020%(M)	28 Day Mexican Interbank Rate(2)(M)	(66)	(569,891)	(569,825)
MXN	13,960	01/03/31	5.550%(M)	28 Day Mexican Interbank Rate(2)(M)	(56)	(89,270)	(89,214)
MXN	39,610	01/13/31	5.460%(M)	28 Day Mexican Interbank Rate(2)(M)	(50)	(265,477)	(265,427)
MXN	141,500	01/15/31	5.450%(M)	28 Day Mexican Interbank Rate(2)(M)	(177)	(953,293)	(953,116)
MXN	37,440	01/03/33	5.715%(M)	28 Day Mexican Interbank Rate(2)(M)	(61)	(262,495)	(262,434)
MXN	10,470	12/28/35	6.000%(M)	28 Day Mexican Interbank Rate(2)(M)	(64)	(79,603)	(79,539)
NZD	3,300	02/14/30	1.523%(S)	3 Month BBR(2)(Q)	—	(192,117)	(192,117)
NZD	2,330	01/19/31	1.090%(S)	3 Month BBR(2)(Q)	—	(211,766)	(211,766)
NZD	9,420	01/19/31	1.096%(S)	3 Month BBR(2)(Q)	3,937	(853,223)	(857,160)
NZD	3,500	01/26/31	1.098%(S)	3 Month BBR(2)(Q)	—	(317,443)	(317,443)
NZD	7,455	03/22/31	1.920%(S)	3 Month BBR(2)(Q)	—	(330,737)	(330,737)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2022 (continued)
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
PLN	22,430	01/21/31	1.170%(A)	6 Month WIBOR(2)(S)	$(26,516)	$(1,171,433)	$(1,144,917)
PLN	5,260	03/16/31	1.760%(A)	6 Month WIBOR(2)(S)	5,518	(198,945)	(204,463)
PLN	11,360	08/02/31	1.650%(A)	6 Month WIBOR(2)(S)	(12,480)	(498,467)	(485,987)
	24,050	08/15/28	1.220%(A)	1 Day SOFR(1)(A)	—	423,381	423,381
ZAR	31,000	02/11/30	7.481%(Q)	3 Month JIBAR(2)(Q)	(1,587)	28,080	29,667
ZAR	59,300	02/28/30	7.500%(Q)	3 Month JIBAR(2)(Q)	(15,134)	48,633	63,767
ZAR	31,900	03/02/30	7.625%(Q)	3 Month JIBAR(2)(Q)	739	41,592	40,853
ZAR	37,200	03/12/30	7.840%(Q)	3 Month JIBAR(2)(Q)	(281)	78,529	78,810
ZAR	24,600	03/12/30	7.900%(Q)	3 Month JIBAR(2)(Q)	(194)	58,003	58,197
ZAR	96,600	03/18/30	10.650%(Q)	3 Month JIBAR(2)(Q)	—	447,789	447,789
ZAR	10,200	03/27/30	9.150%(Q)	3 Month JIBAR(2)(Q)	(175)	75,071	75,246
ZAR	19,600	04/01/30	8.600%(Q)	3 Month JIBAR(2)(Q)	(70)	99,210	99,280
ZAR	45,800	04/03/30	9.300%(Q)	3 Month JIBAR(2)(Q)	(765)	362,164	362,929
ZAR	5,800	06/12/30	7.250%(Q)	3 Month JIBAR(2)(Q)	(483)	(2,973)	(2,490)
ZAR	107,000	07/07/30	7.040%(Q)	3 Month JIBAR(2)(Q)	(2,544)	(170,738)	(168,194)
ZAR	40,100	08/03/30	7.030%(Q)	3 Month JIBAR(2)(Q)	5,043	(53,311)	(58,354)
ZAR	87,100	01/15/31	6.765%(Q)	3 Month JIBAR(2)(Q)	(162,167)	(285,360)	(123,193)
ZAR	133,700	03/18/31	7.660%(Q)	3 Month JIBAR(2)(Q)	174,569	89,637	(84,932)
ZAR	78,200	10/28/31	7.780%(Q)	3 Month JIBAR(2)(Q)	(13,991)	39,841	53,832
					$(927,534)	$(18,942,606)	$(18,015,072)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).